UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07899
                                   811-07885

Name of Fund: BlackRock Small Cap Index Fund of BlackRock Index Funds, Inc.
              Master Small Cap Index Series of Quantitative Master Series LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer,
      BlackRock Small Cap Index Fund of BlackRock Index Funds, Inc. and Master Small Cap Index Series of Quantitative Master Series LLC, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2008

Date of reporting period: 01/01/2008 - 03/31/2008

Item 1 - Schedule of Investments

BlackRock Small Cap Index Fund
Schedule of Investments March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                  Beneficial
                                                    Interest
                                                       (000)     Mutual Funds                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                     $40,841     Master Small Cap Index Series of Quantitative
                                                                 Master Series LLC                                    $ 103,058,349
-----------------------------------------------------------------------------------------------------------------------------------
                                                                 Total Investments  (Cost - $82,229,409) - 100.1%       103,058,349
                                                                 Liabilities in Excess of Other Assets - (0.1%)             (56,399)
                                                                                                                      -------------
                                                                 Net Assets - 100.0%                                  $ 103,001,950
                                                                                                                      =============

Master Small Cap Index Series
Schedule of Investments March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                                Shares   Common Stocks                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
Advertising Agencies - 0.4%                              6,900   DG FastChannel, Inc. (a)                               $   132,342
                                                        10,200   Greenfield Online, Inc. (a)                                120,972
                                                        14,100   inVentiv Health, Inc. (a)                                  406,221
                                                        12,900   Marchex, Inc. Class B (b)                                  128,742
                                                        19,070   National CineMedia, Inc.                                   428,694
                                                        21,800   Valassis Communications, Inc. (a)                          236,530
                                                        44,880   ValueClick, Inc. (a)                                       774,180
                                                                                                                        -----------
                                                                                                                          2,227,681
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace - 0.8%                                         3,600   AeroVironment, Inc. (a)                                     73,620
                                                         6,200   Argon ST, Inc. (a)                                         105,462
                                                        19,968   Curtiss-Wright Corp.                                       828,273
                                                        11,526   Heico Corp. (b)                                            561,892
                                                         6,700   Ladish Co., Inc. (a)                                       241,200
                                                         4,000   MTC Technologies, Inc. (a)                                  95,120
                                                        16,313   Moog, Inc. Class A (a)                                     688,572
                                                        26,735   Orbital Sciences Corp. (a)                                 644,314
                                                        15,734   Teledyne Technologies, Inc. (a)                            739,498
                                                         4,600   TransDigm Group, Inc. (a)                                  170,430
                                                                                                                        -----------
                                                                                                                          4,148,381
-----------------------------------------------------------------------------------------------------------------------------------
Agriculture, Fishing & Ranching - 0.1%                   1,500   Alico, Inc.                                                 66,225
                                                         7,100   The Andersons, Inc.                                        316,731
                                                         5,700   Cadiz, Inc. (a)(b)                                          87,666
                                                                                                                        -----------
                                                                                                                            470,622
-----------------------------------------------------------------------------------------------------------------------------------
Air Transport - 0.7%                                    16,868   AAR Corp. (a)                                              459,990
                                                        22,400   ABX Holdings, Inc. (a)                                      65,856
                                                        41,520   AirTran Holdings, Inc. (a)                                 274,032
                                                        17,298   Alaska Air Group, Inc. (a)                                 339,387
                                                         1,500   Allegiant Travel Co. (a)                                    39,630
                                                         6,100   Atlas Air Worldwide Holdings, Inc. (a)                     335,500
                                                         9,185   Bristow Group, Inc. (a)                                    492,959
                                                        26,100   ExpressJet Holdings, Inc. (a)                               68,643
                                                        80,600   JetBlue Airways Corp. (a)(b)                               467,480
                                                         6,000   PHI, Inc. (a)                                              189,240
                                                         8,800   Pinnacle Airlines Corp. (a)                                 76,824
                                                        14,600   Republic Airways Holdings, Inc. (a)                        316,236
                                                        27,500   SkyWest, Inc.                                              580,800
                                                                                                                        -----------
                                                                                                                          3,706,577
-----------------------------------------------------------------------------------------------------------------------------------
Aluminum - 0.3%                                         13,192   Century Aluminum Co. (a)                                   873,838
                                                         6,800   Kaiser Aluminum Corp.                                      471,240
                                                                                                                        -----------
                                                                                                                          1,345,078
-----------------------------------------------------------------------------------------------------------------------------------
Auto Parts: After Market - 0.1%                         10,043   Aftermarket Technology Corp. (a)                           195,236
                                                        10,050   Commercial Vehicle Group, Inc. (a)                          99,595
                                                         7,700   Standard Motor Products, Inc.                               47,124
                                                        10,099   Superior Industries International, Inc. (b)                209,554
                                                                                                                        -----------
                                                                                                                            551,509
-----------------------------------------------------------------------------------------------------------------------------------
Auto Parts: Original                                    20,300   American Axle & Manufacturing Holdings, Inc.               416,150
Equipment - 0.6%                                        10,000   Amerigon Inc. (a)                                          147,900

Master Small Cap Index Series
Schedule of Investments March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                                Shares   Common Stocks                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                        32,300   ArvinMeritor, Inc.                                     $   404,073
                                                        41,000   Hayes Lemmerz International, Inc. (a)                      114,390
                                                        34,480   Lear Corp. (a)                                             893,377
                                                         5,900   Noble International Ltd.                                    36,875
                                                         3,773   Sauer-Danfoss, Inc.                                         83,534
                                                         6,700   Stoneridge, Inc. (a)                                        90,115
                                                        19,800   Tenneco, Inc. (a)                                          553,212
                                                        59,000   Visteon Corp. (a)                                          221,840
                                                                                                                        -----------
                                                                                                                          2,961,466
-----------------------------------------------------------------------------------------------------------------------------------
Auto, Trucks & Parts - 0.1%                              8,300   Accuride Corp. (a)                                          67,894
                                                        28,700   Force Protection, Inc. (a)(b)                               56,826
                                                         3,400   Miller Industries, Inc. (a)                                 32,742
                                                        14,094   Modine Manufacturing Co.                                   204,222
                                                        14,900   Spartan Motors, Inc.                                       126,054
                                                        14,145   Wabash National Corp.                                      127,164
                                                                                                                        -----------
                                                                                                                            614,902
-----------------------------------------------------------------------------------------------------------------------------------
Banks: New York City - 0.1%                             13,500   Signature Bank (a)                                         344,250
-----------------------------------------------------------------------------------------------------------------------------------
Banks: Outside New York City - 5.5%                      4,984   1st Source Corp.                                           104,913
                                                         6,280   Abington Bancorp, Inc.                                      64,810
                                                        10,118   Amcore Financial, Inc.                                     205,901
                                                         8,150   AmericanWest Bancorp                                        71,068
                                                         6,400   Ameris Bancorp                                             102,784
                                                         2,990   Bancfirst Corp.                                            136,882
                                                        12,600   Banco Latinoamericano de Exportaciones, SA 'E'             194,040
                                                         5,515   The Bancorp, Inc. (a)                                       66,621
                                                        10,800   BankFinancial Corp.                                        171,828
                                                         5,700   Bank of the Ozarks, Inc.                                   136,230
                                                         7,213   Banner Corp.                                               166,188
                                                        13,600   Beneficial Mutual Bancorp, Inc. (a)                        134,504
                                                        16,933   Boston Private Financial Holdings, Inc.                    179,320
                                                        30,265   CVB Financial Corp.                                        315,059
                                                         4,721   Capital City Bank Group, Inc. (b)                          136,909
                                                         5,000   Capital Corp. of the West                                   40,100
                                                         6,700   Capitol Bancorp Ltd.                                       141,638
                                                        10,525   Cascade Bancorp (b)                                        100,619
                                                        23,144   Cathay General Bancorp (b)                                 479,775
                                                        20,600   Centennial Bank Holdings, Inc. (a)                         129,368
                                                         5,100   Center Financial Corp.                                      46,206
                                                        13,148   Central Pacific Financial Corp.                            247,840
                                                        11,348   Chemical Financial Corp.                                   270,536
                                                        34,287   Citizens Banking Corp.                                     426,187
                                                         6,398   CityBank                                                   142,483
                                                         7,793   City Holding Co.                                           310,941
                                                         2,600   Clifton Savings Bancorp, Inc.                               26,208
                                                         8,826   CoBiz Financial, Inc.                                      114,914
                                                         8,241   Columbia Banking System, Inc.                              184,433
                                                         5,000   Community Bancorp (a)                                       67,800

Master Small Cap Index Series
Schedule of Investments March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                                Shares   Common Stocks                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                        13,700   Community Bank System, Inc.                            $   336,472
                                                         7,023   Community Trust Bancorp, Inc.                              205,774
                                                        17,904   Corus Bankshares, Inc. (b)                                 174,206
                                                         4,200   Enterprise Financial Services Corp. (b)                    105,000
                                                         4,136   First Bancorp                                               82,430
                                                        41,800   First BanCorp (b)                                          424,688
                                                        11,214   First Busey Corp. (b)                                      236,840
                                                        14,723   First Charter Corp.                                        393,251
                                                        33,640   First Commonwealth Financial Corp. (b)                     389,888
                                                        11,811   First Community Bancorp, Inc.                              317,125
                                                         4,694   First Community Bancshares, Inc.                           170,955
                                                        15,287   First Financial Bancorp                                    205,610
                                                         9,453   First Financial Bankshares, Inc. (b)                       387,384
                                                         5,144   First Financial Corp.                                      158,332
                                                         8,446   First Merchants Corp.                                      241,049
                                                        21,300   First Midwest Bancorp, Inc.                                591,501
                                                         4,000   First Regional Bancorp (a)                                  65,600
                                                         4,100   First South Bancorp, Inc. (b)                               92,250
                                                         9,600   First State Bancorp.                                       128,544
                                                        36,300   FirstMerit Corp.                                           749,958
                                                        12,600   Franklin Bank Corp. (a)(b)                                  38,178
                                                        18,866   Frontier Financial Corp. (b)                               333,551
                                                        23,864   Glacier Bancorp, Inc. (b)                                  457,473
                                                         5,400   Greene County Bancshares, Inc.                              95,526
                                                        12,054   Hancock Holding Co.                                        506,509
                                                        17,704   Hanmi Financial Corp.                                      130,832
                                                        12,636   Harleysville National Corp. (b)                            182,211
                                                         4,500   Heartland Financial USA, Inc. (b)                           95,220
                                                         6,300   Heritage Commerce Corp.                                    115,479
                                                         4,300   Home Bancshares, Inc.                                       89,741
                                                         6,545   Independent Bank Corp./MA                                  193,405
                                                        10,545   Independent Bank Corp./MI                                  109,457
                                                         9,674   Integra Bank Corp.                                         156,719
                                                        21,810   International Bancshares Corp.                             492,470
                                                        23,200   Investors Bancorp, Inc. (a)                                356,120
                                                         9,148   Irwin Financial Corp.                                       48,576
                                                         7,005   Lakeland Bancorp, Inc.                                      90,575
                                                         5,700   Lakeland Financial Corp.                                   129,105
                                                        16,283   MB Financial, Inc.                                         501,191
                                                         7,427   Macatawa Bank Corp. (b)                                     77,315
                                                         6,719   MainSource Financial Group, Inc.                           104,145
                                                        10,380   Midwest Banc Holdings, Inc.                                132,656
                                                        14,713   NBT Bancorp, Inc.                                          326,629
                                                        10,500   Nara Bancorp, Inc.                                         136,395
                                                        34,965   National Penn Bancshares, Inc. (b)                         636,013
                                                         6,500   Northfield Bancorp, Inc. (a)                                66,625
                                                        29,995   Old National Bancorp                                       539,910

Master Small Cap Index Series
Schedule of Investments March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                                Shares   Common Stocks                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                         5,622   Old Second Bancorp, Inc.                               $   149,320
                                                         5,241   Omega Financial Corp.                                      163,519
                                                         9,518   Oriental Financial Group                                   187,600
                                                        21,262   Pacific Capital Bancorp                                    457,133
                                                         5,515   Park National Corp. (b)                                    390,738
                                                         5,010   Peoples Bancorp, Inc.                                      120,791
                                                         8,900   Pinnacle Financial Partners, Inc. (a)                      227,840
                                                         8,000   Piper Jaffray Cos. (a)                                     271,680
                                                         4,450   Preferred Bank                                              74,271
                                                         8,596   PrivateBancorp, Inc. (b)                                   270,516
                                                        16,100   Prosperity Bancshares, Inc.                                461,426
                                                        14,824   Provident Bankshares Corp.                                 159,210
                                                         9,798   Renasant Corp.                                             220,455
                                                         2,954   Republic Bancorp, Inc. Class A                              55,772
                                                         2,533   Royal Bancshares of Pennsylvania Class A                    36,653
                                                        11,263   S&T Bancorp, Inc.                                          362,331
                                                         3,763   SCBT Financial Corp.                                       127,189
                                                        15,000   SVB Financial Group (a)                                    654,600
                                                         5,430   SY Bancorp, Inc.                                           126,193
                                                         7,314   Sandy Spring Bancorp, Inc.                                 201,281
                                                         1,203   Santander BanCorp                                           12,162
                                                         7,058   Seacoast Banking Corp. of Florida (b)                       77,285
                                                         9,968   Security Bank Corp. (b)                                     79,246
                                                         3,700   Sierra Bancorp                                              79,957
                                                         5,400   Simmons First National Corp. Class A                       160,542
                                                        32,200   The South Financial Group, Inc.                            478,492
                                                         5,380   Southside Bancshares, Inc.                                 129,497
                                                         6,800   Southwest Bancorp, Inc.                                    119,068
                                                        33,914   Sterling Bancshares, Inc.                                  337,105
                                                        11,402   Sterling Financial Corp.                                   198,965
                                                         4,700   Suffolk Bancorp                                            148,896
                                                         5,170   Sun Bancorp, Inc. (a)                                       68,089
                                                        17,300   Superior Bancorp (a)(b)                                     85,981
                                                        38,356   Susquehanna Bancshares, Inc.                               781,312
                                                         2,800   Taylor Capital Group, Inc.                                  45,976
                                                        10,861   Texas Capital Bancshares, Inc. (a)                         183,334
                                                         3,040   Tompkins Trustco, Inc.                                     149,568
                                                         6,578   Trico Bancshares                                           113,865
                                                        34,261   TrustCo Bank Corp. NY (b)                                  304,580
                                                        22,127   Trustmark Corp.                                            492,990
                                                        45,500   UCBH Holdings, Inc.                                        353,080
                                                        13,952   UMB Financial Corp.                                        574,822
                                                        27,080   Umpqua Holdings Corp. (b)                                  420,011
                                                         4,700   Union Bankshares Corp.                                      91,039
                                                        17,400   United Bankshares, Inc.                                    463,710
                                                        18,800   United Community Banks, Inc. (b)                           319,224
                                                         2,200   United Security Bancshares (b)                              36,960

Master Small Cap Index Series
Schedule of Investments March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                                Shares   Common Stocks                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                         4,850   Univest Corp. of Pennsylvania (b)                      $   127,022
                                                         8,154   Virginia Commerce Bancorp (a)                               93,608
                                                         4,300   Washington Trust Bancorp, Inc.                             106,726
                                                        11,563   WesBanco, Inc.                                             285,722
                                                        13,583   Westamerica Bancorp.                                       714,466
                                                         7,400   West Coast Bancorp                                         107,966
                                                         7,800   Western Alliance Bancorp (a)(b)                            100,308
                                                         7,800   Wilshire Bancorp, Inc.                                      59,592
                                                        11,000   Wintrust Financial Corp.                                   384,450
                                                                                                                        -----------
                                                                                                                         29,519,122
-----------------------------------------------------------------------------------------------------------------------------------
Beverage: Brewers (Wineries) - 0.0%                      4,200   Boston Beer Co., Inc. Class A (a)                          199,668
-----------------------------------------------------------------------------------------------------------------------------------
Beverage: Soft Drinks - 0.1%                             2,787   Coca-Cola Bottling Co. Consolidated                        171,735
                                                         1,910   Farmer Bros. Co.                                            44,197
                                                         7,800   Green Mountain Coffee Roasters, Inc. (a)                   246,870
                                                        12,900   Jones Soda Co. (a)(b)                                       45,021
                                                         2,708   National Beverage Corp.                                     20,770
                                                         6,400   Peet's Coffee & Tea, Inc. (a)                              150,464
                                                                                                                        -----------
                                                                                                                            679,057
-----------------------------------------------------------------------------------------------------------------------------------
Biotechnology Research & Production - 2.5%               7,560   AMAG Pharmaceuticals, Inc. (a)                             305,651
                                                        14,300   Acadia Pharmaceuticals, Inc. (a)                           129,558
                                                        12,900   Acorda Therapeutics, Inc. (a)                              231,555
                                                         9,987   Albany Molecular Research, Inc. (a)                        121,242
                                                        16,380   Alexion Pharmaceuticals, Inc. (a)                          971,334
                                                        18,200   Allos Therapeutics, Inc. (a)                               110,656
                                                        15,800   Alnylam Pharmaceuticals, Inc. (a)(b)                       385,520
                                                        10,300   Altus Pharmaceuticals, Inc. (a)                             46,865
                                                        23,100   American Oriental Bioengineering, Inc. (a)                 187,110
                                                         2,400   Amicus Therapeutics, Inc. (a)(b)                            25,680
                                                        33,500   Applera Corp. - Celera Genomics Group (a)(c)               492,450
                                                        32,900   Arena Pharmaceuticals, Inc. (a)                            225,036
                                                        31,919   Ariad Pharmaceuticals, Inc. (a)                            107,567
                                                        18,400   Arqule, Inc. (a)                                            78,752
                                                        21,600   Array Biopharma, Inc. (a)                                  151,416
                                                        12,420   ArthroCare Corp. (a)(b)                                    414,207
                                                         3,100   Biodel, Inc. (a)                                            33,635
                                                        13,400   Bionovo, Inc. (a)(b)                                        17,018
                                                        36,724   Cell Genesys, Inc. (a)(b)                                   86,301
                                                        25,067   Cubist Pharmaceuticals, Inc. (a)                           461,734
                                                        17,100   Cypress Bioscience, Inc. (a)                               122,436
                                                        10,700   Cytokinetics, Inc. (a)                                      35,524
                                                        45,000   Discovery Laboratories, Inc. (a)(b)                        105,750
                                                        32,696   Encysive Pharmaceuticals, Inc. (a)(b)                       76,836
                                                        20,300   Enzon Pharmaceuticals, Inc. (a)(b)                         186,963
                                                        47,218   Exelixis, Inc. (a)                                         328,165
                                                         6,300   Genomic Health, Inc. (a)                                   119,007
                                                        34,800   GenVec, Inc. (a)                                            61,248

Master Small Cap Index Series
Schedule of Investments March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                                Shares   Common Stocks                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                        33,429   Geron Corp. (a)(b)                                     $   163,134
                                                        26,100   Halozyme Therapeutics, Inc. (a)                            165,996
                                                        60,700   Human Genome Sciences, Inc. (a)                            357,523
                                                        11,900   Idenix Pharmaceuticals, Inc. (a)(b)                         59,738
                                                        27,400   Immunomedics, Inc. (a)                                      76,994
                                                        37,924   Incyte Corp. (a)                                           398,581
                                                         8,200   Integra LifeSciences Holdings Corp. (a)                    356,454
                                                        13,614   InterMune, Inc. (a)(b)                                     198,492
                                                         5,800   Kendle International, Inc. (a)                             260,536
                                                         5,500   Kensey Nash Corp. (a)                                      159,225
                                                        18,500   Keryx Biopharmaceuticals, Inc. (a)                          11,100
                                                        12,600   Kosan Biosciences, Inc. (a)                                 19,782
                                                        20,850   MannKind Corp. (a)(b)                                      124,475
                                                        14,600   Martek Biosciences Corp. (a)                               446,322
                                                         9,701   Maxygen, Inc. (a)                                           62,668
                                                         9,800   Medivation, Inc. (a)(b)                                    139,454
                                                         6,800   Metabolix, Inc. (a)                                         74,460
                                                        10,200   Momenta Pharmaceuticals, Inc. (a)                          111,486
                                                        19,400   Myriad Genetics, Inc. (a)                                  781,626
                                                        28,154   Nabi Biopharmaceuticals (a)                                113,179
                                                         1,800   Nanosphere, Inc. (a)                                        15,588
                                                        12,900   Nastech Pharmaceutical Co., Inc. (a)(b)                     30,315
                                                        17,700   Neurocrine Biosciences, Inc. (a)(b)                         95,580
                                                         7,600   Neurogen Corp. (a)                                          14,136
                                                         6,200   Novacea, Inc. (a)                                           16,740
                                                         6,400   OMRIX Biopharmaceuticals, Inc. (a)                          89,600
                                                        25,900   OSI Pharmaceuticals, Inc. (a)                              968,401
                                                         4,500   Orexigen Therapeutics, Inc. (a)                             46,350
                                                         5,300   Osiris Therapeutics, Inc. (a)(b)                            66,674
                                                         8,550   PharmaNet Development Group, Inc. (a)                      215,717
                                                        11,700   Poniard Pharmaceuticals, Inc. (a)                           39,195
                                                        12,100   Progenics Pharmaceuticals, Inc. (a)                         79,013
                                                         4,560   Protalix BioTherapeutics, Inc. (a)                          11,993
                                                        20,800   RTI Biologics, Inc. (a)                                    196,560
                                                        16,370   Rigel Pharmaceuticals, Inc. (a)                            305,464
                                                        23,928   Savient Pharmaceuticals, Inc. (a)                          478,560
                                                        24,000   Seattle Genetics, Inc. (a)                                 218,400
                                                           700   Sucampo Pharmaceuticals, Inc. Class A (a)                    5,600
                                                         2,500   Synta Pharmaceuticals Corp. (a)(b)                          20,225
                                                        21,432   Telik, Inc. (a)(b)                                          52,294
                                                        11,800   Tercica, Inc. (a)                                           67,614
                                                        12,900   Vanda Pharmaceuticals, Inc. (a)                             49,923
                                                        31,200   ViroPharma, Inc. (a)                                       278,928
                                                        60,400   XOMA Ltd. (a)(b)                                           156,436
                                                        17,900   ZymoGenetics, Inc. (a)(b)                                  175,420
                                                                                                                        -----------
                                                                                                                         13,395,167
-----------------------------------------------------------------------------------------------------------------------------------

Master Small Cap Index Series
Schedule of Investments March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                                Shares   Common Stocks                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
Building Materials - 0.5%                                4,100   Ameron International Corp.                             $   383,473
                                                         6,100   BlueLinx Holdings, Inc.                                     31,049
                                                        12,600   Building Material Holding Corp. (b)                         55,188
                                                         8,512   LSI Industries, Inc.                                       112,444
                                                         9,268   NCI Building Systems, Inc. (a)                             224,286
                                                         1,100   PGT, Inc. (a)                                                3,014
                                                        15,532   Simpson Manufacturing Co., Inc. (b)                        422,160
                                                        12,305   Texas Industries, Inc.                                     739,654
                                                         5,909   Trex Co., Inc. (a)(b)                                       46,563
                                                        10,365   Watsco, Inc. (b)                                           429,318
                                                        11,300   Zoltek Cos., Inc. (a)(b)                                   299,676
                                                                                                                        -----------
                                                                                                                          2,746,825
-----------------------------------------------------------------------------------------------------------------------------------
Building: Cement - 0.0%                                 16,200   U.S. Concrete, Inc. (a)                                     61,560
-----------------------------------------------------------------------------------------------------------------------------------
Building: Heating & Plumbing - 0.1%                      6,550   Aaon, Inc.                                                 131,196
                                                        11,000   Interline Brands, Inc. (a)                                 204,050
                                                                                                                        -----------
                                                                                                                            335,246
-----------------------------------------------------------------------------------------------------------------------------------
Building: Miscellaneous - 0.1%                           7,500   Builders FirstSource, Inc. (a)(b)                           54,450
                                                        18,700   Comfort Systems USA, Inc.                                  243,287
                                                         8,300   Drew Industries, Inc. (a)                                  203,018
                                                        13,847   Griffon Corp. (a)                                          119,084
                                                                                                                        -----------
                                                                                                                            619,839
-----------------------------------------------------------------------------------------------------------------------------------
Building: Roofing & Wallboard - 0.0%                    20,250   Beacon Roofing Supply, Inc. (a)(b)                         202,500
                                                           200   China Architectural Engineering, Inc. (a)                    1,090
                                                                                                                        -----------
                                                                                                                            203,590
-----------------------------------------------------------------------------------------------------------------------------------
Cable Television Services - 0.1%                       170,100   Charter Communications, Inc. Class A (a)(b)                144,925
                                                         5,998   Crown Media Holdings, Inc. Class A (a)(b)                   31,010
                                                        44,094   TiVo, Inc. (a)                                             386,263
                                                                                                                        -----------
                                                                                                                            562,198
-----------------------------------------------------------------------------------------------------------------------------------
Casinos & Gambling - 0.5%                               10,000   Ameristar Casinos, Inc.                                    182,500
                                                        23,900   Bally Technologies, Inc. (a)                               820,726
                                                         3,632   Churchill Downs, Inc.                                      171,576
                                                         7,605   Dover Downs Gaming & Entertainment, Inc.                    64,718
                                                         7,875   Isle of Capri Casinos, Inc. (a)                             56,306
                                                         9,400   Lakes Entertainment, Inc. (a)                               41,548
                                                         9,800   MTR Gaming Group, Inc. (a)                                  68,600
                                                        14,974   Magna Entertainment Corp. Class A (a)(b)                     5,091
                                                         5,700   Monarch Casino & Resort, Inc. (a)                          100,947
                                                        11,100   Multimedia Games, Inc. (a)(b)                               59,274
                                                        26,994   Pinnacle Entertainment, Inc. (a)                           345,523
                                                         3,700   Riviera Holdings Corp. (a)                                  76,257
                                                        16,500   Shuffle Master, Inc. (a)                                    88,275
                                                        15,000   Trump Entertainment Resorts, Inc. (a)(b)                    54,000
                                                        18,318   WMS Industries, Inc. (a)                                   658,898
                                                                                                                        -----------
                                                                                                                          2,794,239
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 2.2%                                         6,833   American Vanguard Corp.                                    113,701
                                                        10,156   Arch Chemicals, Inc.                                       378,412
                                                         8,200   Balchem Corp.                                              187,944

Master Small Cap Index Series
Schedule of Investments March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                                Shares   Common Stocks                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                        24,800   CF Industries Holdings, Inc.                           $ 2,569,776
                                                        10,800   Cabot Microelectronics Corp. (a)                           347,220
                                                        18,301   Calgon Carbon Corp. (a)(b)                                 275,430
                                                        13,385   Cambrex Corp.                                               92,758
                                                         9,800   EnerSys (a)                                                234,416
                                                        17,864   Energy Conversion Devices, Inc. (a)(b)                     534,134
                                                        33,700   Exide Technologies (a)(b)                                  441,470
                                                        15,937   Georgia Gulf Corp. (b)                                     110,443
                                                        52,400   Hercules, Inc.                                             958,396
                                                         9,700   Innophos Holdings, Inc.                                    156,073
                                                        11,000   Innospec, Inc.                                             233,200
                                                         7,300   LSB Industries, Inc. (a)                                   107,602
                                                         9,300   Landec Corp. (a)                                            78,399
                                                        10,641   Medis Technologies Ltd. (a)(b)                              96,514
                                                         2,734   NL Industries, Inc.                                         29,855
                                                         6,500   NewMarket Corp.                                            490,425
                                                         6,465   Nuco2, Inc. (a)                                            179,533
                                                        13,400   OM Group, Inc. (a)                                         730,836
                                                        38,367   PolyOne Corp. (a)                                          244,398
                                                         5,700   Polypore International, Inc. (a)                           117,933
                                                        14,900   Rockwood Holdings, Inc. (a)                                488,273
                                                        12,306   Schulman A, Inc.                                           252,642
                                                        14,200   Senomyx, Inc. (a)                                           83,780
                                                        12,000   ShengdaTech, Inc. (a)                                      102,000
                                                         2,955   Stepan Co.                                                 112,970
                                                         9,400   Tronox, Inc. Class A                                        37,506
                                                         5,900   Tronox, Inc. Class B                                        23,010
                                                        23,600   UAP Holding Corp.                                          904,824
                                                        30,500   W.R. Grace & Co. (a)                                       696,010
                                                         9,080   Zep, Inc.                                                  147,278
                                                                                                                        -----------
                                                                                                                         11,557,161
-----------------------------------------------------------------------------------------------------------------------------------
Coal - 0.3%                                             29,400   Alpha Natural Resources, Inc. (a)                        1,277,136
                                                        53,400   International Coal Group, Inc. (a)(b)                      339,090
                                                         7,000   US BioEnergy Corp. (a)                                      41,300
                                                                                                                        -----------
                                                                                                                          1,657,526
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Information Services - 0.2%                  12,758   Arbitron, Inc.                                             550,635
                                                         3,500   HSW International, Inc. (a)                                 17,640
                                                        11,161   infoUSA, Inc.                                               68,194
                                                        11,800   LECG Corp. (a)                                             110,448
                                                        12,400   LoopNet, Inc. (a)(b)                                       157,480
                                                                                                                        -----------
                                                                                                                            904,397
-----------------------------------------------------------------------------------------------------------------------------------
Communications & Media - 0.2%                           31,500   Entravision Communications Corp. Class A (a)               209,790
                                                       106,700   Gemstar-TV Guide International, Inc. (a)                   501,490
                                                        12,000   Knology, Inc. (a)                                          155,400
                                                                                                                        -----------
                                                                                                                            866,680
-----------------------------------------------------------------------------------------------------------------------------------
Communications Technology - 2.3%                       166,000   3Com Corp. (a)                                             380,140
                                                         9,200   Acme Packet, Inc. (a)                                       73,508

Master Small Cap Index Series
Schedule of Investments March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                                Shares   Common Stocks                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                        25,700   Adtran, Inc.                                           $   475,450
                                                         7,022   Anaren, Inc. (a)                                            88,899
                                                        13,372   Anixter International, Inc. (a)                            856,343
                                                         4,500   Aruba Networks, Inc. (a)                                    23,445
                                                        25,300   Atheros Communications, Inc. (a)                           527,252
                                                        75,100   Avanex Corp. (a)                                            53,321
                                                        20,750   Avocent Corp. (a)                                          350,675
                                                         5,559   Bel Fuse, Inc.                                             154,874
                                                         5,700   BigBand Networks, Inc. (a)                                  32,661
                                                         7,988   Black Box Corp.                                            246,430
                                                         3,700   CPI International, Inc. (a)                                 36,704
                                                        15,500   CSG Systems International, Inc. (a)                        176,235
                                                         9,400   Cbeyond Communications, Inc. (a)                           176,626
                                                        21,800   Cogent Communications Group, Inc. (a)                      399,158
                                                         9,200   Comtech Group, Inc. (a)                                     99,268
                                                        10,525   Comtech Telecommunications Corp. (a)                       410,475
                                                        11,700   Digi International, Inc. (a)                               135,018
                                                        11,900   Ditech Networks, Inc. (a)                                   34,986
                                                         7,100   EMS Technologies, Inc. (a)                                 192,694
                                                        13,713   Echelon Corp. (a)(b)                                       185,126
                                                        54,400   Extreme Networks, Inc. (a)                                 168,640
                                                       112,900   Finisar Corp. (a)(b)                                       144,512
                                                        65,500   Foundry Networks, Inc. (a)                                 758,490
                                                         8,000   GeoEye, Inc. (a)                                           207,920
                                                        42,296   Harmonic, Inc. (a)                                         321,450
                                                         9,350   Harris Stratex Networks, Inc. Class A (a)                   93,780
                                                         2,400   Hughes Communications, Inc. (a)                            121,632
                                                         7,300   Infinera Corp. (a)                                          87,600
                                                        21,200   InterDigital, Inc. (a)                                     419,972
                                                        17,900   InterVoice, Inc. (a)                                       142,484
                                                        16,729   Ixia (a)                                                   129,817
                                                        22,300   j2 Global Communications, Inc. (a)                         497,736
                                                         4,200   Loral Space & Communications Ltd. (a)                      100,128
                                                        15,700   NETGEAR, Inc. (a)                                          313,215
                                                        13,700   Network Equipment Technologies, Inc. (a)                    90,009
                                                        14,400   Nextwave Wireless, Inc. (a)(b)                              72,720
                                                        14,800   Novatel Wireless, Inc. (a)                                 143,264
                                                         9,702   Oplink Communications, Inc. (a)                             86,057
                                                         6,800   Optium Corp. (a)                                            47,804
                                                        13,800   SeaChange International, Inc. (a)                           97,014
                                                        21,538   Secure Computing Corp. (a)                                 138,920
                                                         4,500   Shoretel, Inc. (a)                                          23,040
                                                       120,600   Sonus Networks, Inc. (a)(b)                                414,864
                                                         9,510   Standard Microsystems Corp. (a)                            277,502
                                                         5,400   Starent Networks Corp. (a)                                  72,900
                                                         6,100   Switch and Data Facilities Co., Inc. (a)                    62,281
                                                        75,200   Sycamore Networks, Inc. (a)                                275,232

Master Small Cap Index Series
Schedule of Investments March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                                Shares   Common Stocks                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                        12,600   Syniverse Holdings, Inc. (a)                           $   209,916
                                                        86,000   TIBCO Software, Inc. (a)                                   614,040
                                                        27,700   Tekelec (a)                                                344,865
                                                        22,230   Terremark Worldwide, Inc. (a)(b)                           121,820
                                                        49,000   UTStarcom, Inc. (a)(b)                                     139,160
                                                        11,101   Viasat, Inc. (a)                                           241,114
                                                        31,200   Vonage Holdings Corp. (a)(b)                                57,720
                                                                                                                        -----------
                                                                                                                         12,146,906
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
Computer Services Software & Systems - 5.4%              1,500   3PAR, Inc. (a)                                              10,140
                                                        16,785   ACI Worldwide, Inc. (a)                                    334,357
                                                        28,000   Actuate Corp. (a)                                          114,800
                                                        12,100   American Reprographics Co. (a)                             179,564
                                                         7,800   Ansoft Corp. (a)                                           238,056
                                                        34,764   Ansys, Inc. (a)                                          1,200,053
                                                         1,000   ArcSight, Inc. (a)                                           6,910
                                                        38,380   Ariba, Inc. (a)                                            370,751
                                                        58,300   Art Technology Group, Inc. (a)                             226,204
                                                        14,500   AsiaInfo Holdings, Inc. (a)                                157,470
                                                        92,700   BearingPoint, Inc. (a)                                     155,736
                                                        19,926   Blackbaud, Inc.                                            483,803
                                                        12,900   Blackboard, Inc. (a)                                       429,957
                                                         2,600   BladeLogic, Inc. (a)                                        72,930
                                                        14,800   Blue Coat Systems, Inc. (a)                                326,192
                                                        34,667   Borland Software Corp. (a)                                  70,027
                                                        10,100   Bottomline Technologies, Inc. (a)                          127,260
                                                        13,900   CACI International, Inc. Class A (a)                       633,145
                                                        22,080   CMGI, Inc. (a)                                             292,781
                                                         8,300   COMSYS IT Partners, Inc. (a)                                70,218
                                                        15,340   Chordiant Software, Inc. (a)                                92,500
                                                        20,302   Ciber, Inc. (a)                                             99,480
                                                         2,900   ComScore, Inc. (a)                                          58,174
                                                        16,200   CommVault Systems, Inc. (a)                                200,880
                                                         3,300   Compellent Technologies, Inc. (a)                           41,250
                                                         3,000   Comverge, Inc. (a)                                          30,990
                                                        19,300   Concur Technologies, Inc. (a)                              599,265
                                                         2,900   Constant Contact, Inc. (a)(b)                               41,992
                                                        16,200   DealerTrack Holdings, Inc. (a)                             327,564
                                                         2,400   Delrek, Inc. (a)                                            31,152
                                                        18,600   Digital River, Inc. (a)                                    576,042
                                                        11,000   DivX, Inc. (a)                                              77,000
                                                         4,100   Double-Take Software, Inc. (a)                              47,888
                                                        14,217   EPIQ Systems, Inc. (a)                                     220,648
                                                        25,439   Electronics for Imaging, Inc. (a)                          379,550
                                                        26,400   Epicor Software Corp. (a)                                  295,680
                                                        16,100   Equinix, Inc. (a)(b)                                     1,070,489
                                                        30,379   Gartner, Inc. Class A (a)                                  587,530

Master Small Cap Index Series
Schedule of Investments March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                                Shares   Common Stocks                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                         7,300   i2 Technologies, Inc. (a)                              $    82,198
                                                         6,800   iGate Corp. (a)                                             48,416
                                                         5,400   Imergent, Inc. (b)                                          61,506
                                                        39,400   Informatica Corp. (a)                                      672,164
                                                        13,100   Information Services Group, Inc. (a)                        67,596
                                                         4,391   Integral Systems, Inc.                                     128,349
                                                         6,200   Interactive Intelligence, Inc. (a)                          72,974
                                                           700   Internet Brands, Inc. Class A (a)                            5,159
                                                        17,700   Internet Capital Group, Inc. (a)                           185,319
                                                        19,925   Interwoven, Inc. (a)                                       212,799
                                                        11,808   JDA Software Group, Inc. (a)                               215,496
                                                        10,700   Kenexa Corp. (a)                                           197,736
                                                         7,500   Keynote Systems, Inc. (a)                                   88,425
                                                        56,000   Lawson Software, Inc. (a)                                  421,680
                                                         6,500   Limelight Networks, Inc. (a)(b)                             21,060
                                                        25,300   Lionbridge Technologies, Inc. (a)                           84,755
                                                        19,400   LivePerson, Inc. (a)                                        59,170
                                                        20,000   MSC.Software Corp. (a)                                     259,800
                                                        22,200   Macrovision Corp. (a)                                      299,700
                                                        18,700   Magma Design Automation, Inc. (a)                          178,959
                                                        11,639   Manhattan Associates, Inc. (a)                             266,882
                                                         8,900   Mantech International Corp. Class A (a)                    403,704
                                                        40,500   Mentor Graphics Corp. (a)(b)                               357,615
                                                         7,300   Mercadolibre, Inc. (a)                                     290,248
                                                        10,756   Mercury Computer Systems, Inc. (a)                          60,449
                                                        36,396   Micros Systems, Inc. (a)                                 1,225,089
                                                         4,300   MicroStrategy, Inc. Class A (a)                            318,157
                                                         3,600   Monotype Imaging Holdings, Inc. (a)                         54,396
                                                        15,900   Ness Technologies, Inc. (a)                                150,891
                                                         2,700   Netezza Corp. (a)                                           25,569
                                                         2,500   NetSuite, Inc. (a)                                          53,850
                                                        67,395   Nuance Communications, Inc. (a)(b)                       1,173,347
                                                        20,002   Omniture, Inc. (a)                                         464,246
                                                        56,300   On2 Technologies, Inc. (a)(b)                               57,426
                                                        45,600   OpenTV Corp. (a)(b)                                         53,808
                                                        38,633   Openwave Systems, Inc. (b)                                  94,651
                                                        10,900   PDF Solutions, Inc. (a)                                     60,059
                                                         2,700   PROS Holdings, Inc. (a)                                     33,885
                                                        16,907   Packeteer, Inc. (a)                                         86,057
                                                        51,660   Parametric Technology Corp. (a)                            825,527
                                                         3,700   Pegasystems, Inc.                                           35,631
                                                        18,508   Progress Software Corp. (a)                                553,759
                                                         3,400   QAD, Inc.                                                   28,594
                                                        31,000   Quest Software, Inc. (a)                                   405,170
                                                        41,100   RealNetworks, Inc. (a)                                     235,503
                                                         8,500   RightNow Technologies, Inc. (a)                            101,150
                                                        73,139   SAIC, Inc. (a)                                           1,359,654

Master Small Cap Index Series
Schedule of Investments March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                                Shares   Common Stocks                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                        11,280   SAVVIS, Inc. (a)                                       $   183,526
                                                         6,200   SI International, Inc. (a)                                 118,978
                                                         8,389   SPSS, Inc. (a)                                             325,325
                                                        18,700   SRA International, Inc. Class A (a)                        454,597
                                                        15,061   SYKES Enterprises, Inc. (a)                                264,923
                                                         6,100   SYNNEX Corp. (a)                                           129,442
                                                        37,192   Sapient Corp. (a)                                          258,856
                                                        13,800   Sigma Designs, Inc. (a)(b)                                 312,846
                                                        13,900   Smith Micro Software, Inc. (a)                              85,068
                                                        10,800   Solera Holdings, Inc. (a)                                  263,088
                                                        29,241   SonicWALL, Inc. (a)                                        238,899
                                                         3,700   Sourcefire, Inc. (a)                                        22,052
                                                        34,100   Sourceforge, Inc. (a)                                       67,859
                                                         3,400   Stanley, Inc. (a)                                          100,164
                                                         4,500   SuccessFactors, Inc. (a)                                    43,920
                                                        41,000   Sybase, Inc. (a)                                         1,078,300
                                                         8,400   Synchronoss Technologies, Inc. (a)                         168,252
                                                         5,883   Syntel, Inc.                                               156,782
                                                         7,600   Taleo Corp. Class A (a)                                    147,440
                                                         2,200   TechTarget, Inc. (a)                                        31,174
                                                        19,408   The TriZetto Group, Inc. (a)                               323,920
                                                        17,800   Tyler Technologies, Inc. (a)                               248,844
                                                        11,200   Ultimate Software Group, Inc. (a)                          336,672
                                                         2,100   Unica Corp. (a)                                             14,280
                                                        12,000   VASCO Data Security International, Inc. (a)                163,560
                                                           600   Veraz Networks, Inc. (a)                                     1,476
                                                        12,280   Vignette Corp. (a)                                         162,219
                                                           600   Virtusa Corp. (a)                                            5,856
                                                        20,402   Websense, Inc. (a)                                         382,538
                                                        34,000   Wind River Systems, Inc. (a)                               263,160
                                                        22,508   Zoran Corp. (a)                                            307,459
                                                                                                                        -----------
                                                                                                                         29,078,481
-----------------------------------------------------------------------------------------------------------------------------------
Computer Technology - 0.9%                              54,600   Adaptec, Inc. (a)                                          160,524
                                                        17,800   Advanced Analogic Technologies, Inc. (a)                   100,036
                                                        15,300   Cray, Inc. (a)                                              91,188
                                                         4,300   Data Domain, Inc. (a)                                      102,340
                                                        38,600   Emulex Corp. (a)                                           626,864
                                                        14,909   FalconStor Software, Inc. (a)                              113,457
                                                        11,917   Hutchinson Technology, Inc. (a)                            189,599
                                                        13,500   Imation Corp.                                              306,990
                                                        14,100   Immersion Corp. (a)                                        100,251
                                                        27,309   Intermec, Inc. (a)(b)                                      605,987
                                                         1,700   Isilon Systems, Inc. (a)                                     8,296
                                                        47,088   Palm, Inc. (b)                                             235,440
                                                        37,300   Perot Systems Corp. Class A (a)                            560,992
                                                        81,700   Quantum Corp. (a)                                          174,838
                                                        13,300   Rackable Systems, Inc. (a)(b)                              121,296

Master Small Cap Index Series
Schedule of Investments March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                                Shares   Common Stocks                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                        12,100   Radiant Systems, Inc. (a)                              $   169,037
                                                        10,242   Radisys Corp. (a)                                          103,342
                                                         4,800   Rimage Corp. (a)                                           105,120
                                                        15,200   STEC, Inc. (a)                                              94,088
                                                        43,200   Safeguard Scientifics, Inc. (a)                             64,368
                                                         1,600   Silicon Graphics, Inc. (a)                                  19,040
                                                         9,500   Stratasys, Inc. (a)                                        169,100
                                                        10,900   Synaptics, Inc. (a)                                        260,292
                                                        27,800   Trident Microsystems, Inc. (a)                             143,170
                                                                                                                        -----------
                                                                                                                          4,625,655
-----------------------------------------------------------------------------------------------------------------------------------
Construction - 0.3%                                      4,551   Brookfield Homes Corp. (b)                                  76,457
                                                        28,772   EMCOR Group, Inc. (a)                                      639,026
                                                        15,271   Granite Construction, Inc.                                 499,514
                                                         2,300   Great Lakes Dredge & Dock Corp.                             11,891
                                                        12,000   Perini Corp. (a)                                           434,760
                                                                                                                        -----------
                                                                                                                          1,661,648
-----------------------------------------------------------------------------------------------------------------------------------
Consumer Electronics - 0.9%                             68,200   CNET Networks, Inc. (a)                                    484,220
                                                         8,400   DTS, Inc. (a)                                              201,600
                                                        50,000   EarthLink, Inc. (a)                                        377,500
                                                           200   Glu Mobile, Inc. (a)                                           898
                                                        15,100   InfoSpace, Inc.                                            174,707
                                                        22,690   Internap Network Services Corp. (a)                        112,542
                                                        24,100   Ipass, Inc. (a)                                             72,782
                                                         8,800   LoJack Corp. (a)                                           111,232
                                                         9,674   Midway Games, Inc. (a)(b)                                   26,120
                                                        16,700   NIC, Inc.                                                  118,737
                                                        19,200   NetFlix, Inc. (a)(b)                                       665,280
                                                         1,200   Protection One, Inc. (a)(b)                                 11,508
                                                        12,400   Sohu.com, Inc. (a)                                         559,612
                                                        30,137   THQ, Inc. (a)                                              656,987
                                                        33,600   Take-Two Interactive Software, Inc. (a)(b)                 857,472
                                                        30,250   United Online, Inc.                                        319,440
                                                         6,686   Universal Electronics, Inc. (a)                            161,868
                                                                                                                        -----------
                                                                                                                          4,912,505
-----------------------------------------------------------------------------------------------------------------------------------
Consumer Products - 0.6%                                22,500   American Greetings Corp. Class A                           417,375
                                                        11,000   Blyth, Inc.                                                216,920
                                                         3,691   CSS Industries, Inc.                                       129,037
                                                         6,400   Citi Trends, Inc. (a)                                      118,080
                                                         7,600   Mannatech, Inc. (b)                                         54,188
                                                        14,273   Matthews International Corp. Class A                       688,672
                                                        13,563   Nautilus, Inc.                                              44,622
                                                         8,713   RC2 Corp. (a)                                              182,712
                                                        14,100   Smith & Wesson Holding Corp. (a)(b)                         70,782
                                                        18,400   Spectrum Brands, Inc. (a)(b)                                84,088
                                                        27,574   Tupperware Corp.                                         1,066,562
                                                         3,900   USANA Health Sciences, Inc. (a)(b)                          85,917
                                                                                                                        -----------
                                                                                                                          3,158,955
-----------------------------------------------------------------------------------------------------------------------------------

Master Small Cap Index Series
Schedule of Investments March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                                Shares   Common Stocks                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging: Metals & Glass - 0.6%           31,100   AptarGroup, Inc.                                       $ 1,210,723
                                                        14,950   Greif, Inc.                                              1,015,553
                                                        16,242   Mobile Mini, Inc. (a)                                      308,598
                                                        11,200   Silgan Holdings, Inc.                                      555,856
                                                                                                                        -----------
                                                                                                                          3,090,730
-----------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging: Paper & Plastic - 0.1%           2,500   AEP Industries, Inc. (a)                                    75,725
                                                        23,900   Graphic Packaging Holding Co. (a)                           69,788
                                                        12,052   Myers Industries, Inc.                                     158,243
                                                                                                                        -----------
                                                                                                                            303,756
-----------------------------------------------------------------------------------------------------------------------------------
Copper - 0.1%                                           15,682   Mueller Industries, Inc.                                   452,426
-----------------------------------------------------------------------------------------------------------------------------------
Cosmetics - 0.2%                                        11,193   Elizabeth Arden, Inc. (a)                                  223,300
                                                        13,900   Helen of Troy Ltd. (a)                                     233,103
                                                         4,100   Inter Parfums, Inc.                                         90,528
                                                        22,826   Nu Skin Enterprises, Inc. Class A                          411,325
                                                        93,175   Revlon, Inc. Class A (a)                                    91,312
                                                         4,100   Ulta Salon Cosmetics & Fragrance, Inc. (a)                  57,564
                                                                                                                        -----------
                                                                                                                          1,107,132
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 0.6%                    3,000   Cardtronics, Inc. (a)                                       20,910
                                                         2,300   Clayton Holdings, Inc. (a)                                  10,672
                                                         4,400   Duff & Phelps Corp. (a)                                     79,156
                                                        20,750   Euronet Worldwide, Inc. (a)(b)                             399,645
                                                         4,400   Evercore Partners, Inc. Class A                             78,100
                                                        25,300   F.N.B. Corp. (b)                                           394,933
                                                         4,100   FCStone Group, Inc. (a)                                    113,570
                                                         7,800   Greenhill & Co., Inc. (b)                                  542,568
                                                        22,500   Heckmann Corp. (a)(b)                                      167,625
                                                        24,900   Hicks Acquisition Co. I, Inc. (a)                          228,582
                                                         8,500   Huron Consulting Group, Inc. (a)                           353,175
                                                        17,100   Interactive Brokers Group, Inc. Class A (a)                438,957
                                                        14,100   Marathon Acquisition Corp. (a)                             108,852
                                                        15,700   NRDC Acquisition Corp. (a)(b)                              144,283
                                                         3,700   Oritani Financial Corp. (a)                                 56,129
                                                        18,700   Triplecrown Acquisition Corp. (a)                          170,544
                                                                                                                        -----------
                                                                                                                          3,307,701
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Materials & Processing - 0.9%               18,460   Acuity Brands, Inc.                                        792,857
                                                        20,814   Barnes Group, Inc.                                         477,681
                                                        21,694   Brady Corp.                                                725,230
                                                        23,110   Clarcor, Inc.                                              821,561
                                                        40,862   Hexcel Corp. (a)                                           780,873
                                                         8,000   Koppers Holdings, Inc.                                     354,480
                                                        33,314   Olin Corp.                                                 658,285
                                                        13,545   Tredegar Corp.                                             246,654
                                                         2,600   Valhi, Inc.                                                 60,814
                                                                                                                        -----------
                                                                                                                          4,918,435
-----------------------------------------------------------------------------------------------------------------------------------
Drug & Grocery Store Chains - 0.6%                         332   Arden Group, Inc. Class A                                   47,476
                                                        22,807   Casey's General Stores, Inc.                               515,438
                                                        12,727   The Great Atlantic & Pacific Tea Co., Inc. (a)             333,702

Master Small Cap Index Series
Schedule of Investments March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                                Shares   Common Stocks                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                         5,764   Ingles Markets, Inc. Class A                             $ 141,737
                                                        14,383   Longs Drug Stores Corp.                                    610,702
                                                         6,177   Nash Finch Co.                                             209,894
                                                        18,569   Ruddick Corp.                                              684,453
                                                         9,900   Spartan Stores, Inc.                                       206,415
                                                           900   Village Super Market, Inc. Class A                          46,350
                                                         4,800   Weis Markets, Inc.                                         165,456
                                                        15,500   Winn-Dixie Stores, Inc. (a)                                278,380
                                                                                                                        -----------
                                                                                                                          3,240,003
-----------------------------------------------------------------------------------------------------------------------------------
Drugs & Pharmaceuticals - 2.6%                           1,000   Affymax, Inc. (a)                                           14,100
                                                        23,300   Akorn, Inc. (a)                                            110,209
                                                         9,700   Alexza Pharmaceuticals, Inc. (a)                            66,736
                                                        45,400   Alkermes, Inc. (a)(c)                                      539,352
                                                        19,525   Alpharma, Inc. Class A (a)                                 511,750
                                                        14,200   Auxilium Pharmaceuticals, Inc. (a)                         379,708
                                                        13,500   BMP Sunstone Corp. (a)(b)                                  103,410
                                                         8,900   Bentley Pharmaceuticals, Inc. (a)                          144,625
                                                         2,300   BioForm Medical, Inc. (a)                                   10,580
                                                        42,948   BioMarin Pharmaceuticals, Inc. (a)                       1,519,071
                                                        27,100   CV Therapeutics, Inc. (a)                                  193,223
                                                        10,200   Cadence Pharmaceuticals, Inc. (a)                           60,690
                                                         3,700   Caraco Pharmaceutical Laboratories Ltd. (a)                 66,415
                                                         7,700   Chattem, Inc. (a)                                          510,818
                                                        39,400   CytRx Corp. (a)(b)                                          43,734
                                                        38,100   Dendreon Corp. (a)(b)                                      183,642
                                                        31,700   Durect Corp. (a)                                           166,425
                                                           800   Emergent Biosolutions, Inc. (a)                              7,136
                                                        14,295   Enzo Biochem, Inc. (a)                                     129,942
                                                         7,800   GTx, Inc. (a)(b)                                           125,424
                                                        28,200   Indevus Pharmaceuticals, Inc. (a)                          134,514
                                                        40,189   Isis Pharmaceuticals, Inc. (a)(b)                          567,067
                                                        20,500   Javelin Pharmaceuticals, Inc. (a)(b)                        57,605
                                                         3,400   Jazz Pharmaceuticals, Inc. (a)(b)                           30,668
                                                        16,000   K-V Pharmaceutical Co. Class A (a)                         399,360
                                                        35,300   Ligand Pharmaceuticals, Inc. Class B                       141,200
                                                         1,400   MAP Pharmaceuticals, Inc. (a)                               19,558
                                                        56,800   Medarex, Inc. (a)                                          502,680
                                                        23,427   Medicines Co. (a)                                          473,225
                                                        24,400   Medicis Pharmaceutical Corp. Class A                       480,436
                                                           300   Molecular Insight Pharmaceuticals, Inc. (a)                  2,028
                                                        41,600   Nektar Therapeutics (a)                                    288,704
                                                        11,631   Noven Pharmaceuticals, Inc. (a)                            104,446
                                                         2,900   Obagi Medical Products, Inc. (a)                            25,172
                                                        24,620   Onyx Pharmaceuticals, Inc. (a)                             714,719
                                                        16,600   Pain Therapeutics, Inc. (a)                                140,270
                                                        15,400   Par Pharmaceutical Cos., Inc. (a)                          267,806
                                                        12,000   Penwest Pharmaceuticals Co. (a)(b)                          31,200

Master Small Cap Index Series
Schedule of Investments March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                                Shares   Common Stocks                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                        34,515   Perrigo Co.                                            $ 1,302,251
                                                        11,800   Pozen, Inc. (a)(b)                                         122,248
                                                        13,100   Quidel Corp. (a)                                           210,386
                                                           356   RXi Pharmaceuticals Corp. (a)                                2,763
                                                        28,619   Regeneron Pharmaceuticals, Inc. (a)                        549,199
                                                        21,700   Salix Pharmaceuticals Ltd. (a)                             136,276
                                                        26,000   Santarus, Inc. (a)                                          66,820
                                                        16,000   Sciele Pharma, Inc. (a)                                    312,000
                                                         3,000   Sirtris Pharmaceuticals, Inc. (a)                           38,970
                                                         7,000   Somaxon Pharmaceuticals, Inc. (a)(b)                        33,250
                                                        25,382   SuperGen, Inc. (a)                                          63,709
                                                         2,500   Trubion Pharmaceuticals, Inc. (a)(b)                        23,600
                                                        10,046   United Therapeutics Corp. (a)                              870,988
                                                        41,500   Valeant Pharmaceuticals International (a)                  532,445
                                                        26,800   Vivus, Inc. (a)(b)                                         161,604
                                                         9,700   Xenoport, Inc. (a)                                         392,559
                                                                                                                        -----------
                                                                                                                         14,086,716
-----------------------------------------------------------------------------------------------------------------------------------
Education Services - 0.6%                                2,600   American Public Education, Inc. (a)                         78,962
                                                        11,104   Bright Horizons Family Solutions, Inc. (a)                 477,916
                                                         4,900   Capella Education Co. (a)                                  267,540
                                                        39,200   Corinthian Colleges, Inc. (a)                              283,416
                                                        26,900   DeVry, Inc.                                              1,125,496
                                                           300   Lincoln Educational Services Corp. (a)                       3,600
                                                         2,049   Renaissance Learning, Inc.                                  28,666
                                                         6,520   Strayer Education, Inc.                                    994,300
                                                         9,900   Universal Technical Institute, Inc. (a)                    116,127
                                                                                                                        -----------
                                                                                                                          3,376,023
-----------------------------------------------------------------------------------------------------------------------------------
Electrical & Electronics - 0.3%                         31,029   Benchmark Electronics, Inc. (a)                            556,971
                                                         4,600   Coleman Cable, Inc. (a)(b)                                  50,600
                                                         7,000   OSI Systems, Inc. (a)                                      161,140
                                                        20,898   Plexus Corp. (a)                                           586,189
                                                        17,200   TTM Technologies, Inc. (a)                                 194,704
                                                        12,407   Universal Display Corp. (a)(b)                             177,668
                                                                                                                        -----------
                                                                                                                          1,727,272
-----------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment & Components - 0.8%                 9,381   A.O. Smith Corp.                                           308,353
                                                         5,300   AZZ Inc. (a)                                               188,574
                                                        18,300   American Superconductor Corp. (a)(b)                       424,377
                                                        20,701   Baldor Electric Co.                                        579,628
                                                        15,168   CTS Corp.                                                  162,298
                                                        10,518   Cohu, Inc.                                                 170,918
                                                         8,760   Franklin Electric Co., Inc. (b)                            299,329
                                                        10,160   Littelfuse, Inc. (a)                                       355,295
                                                        21,500   MKS Instruments, Inc. (a)                                  460,100
                                                         2,200   Orion Energy Systems, Inc. (a)                              20,988
                                                         3,031   Powell Industries, Inc. (a)                                119,330
                                                        32,700   Power-One, Inc. (a)                                        104,967
                                                        10,400   Sonic Solutions, Inc. (a)                                  100,360

Master Small Cap Index Series
Schedule of Investments March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                                Shares   Common Stocks                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                        28,200   Taser International, Inc. (a)(b)                       $   263,952
                                                        17,161   Technitrol, Inc.                                           396,934
                                                         7,479   Triumph Group, Inc.                                        425,779
                                                                                                                        -----------
                                                                                                                          4,381,182
-----------------------------------------------------------------------------------------------------------------------------------
Electrical: Household Appliance - 0.0%                   1,650   National Presto Industries, Inc.                            86,460
-----------------------------------------------------------------------------------------------------------------------------------
Electronics - 0.8%                                      10,963   Agilysys, Inc.                                             127,171
                                                        17,800   Arrowhead Research Corp. (a)(b)                             50,374
                                                        17,900   Avid Technology, Inc. (a)(b)                               435,686
                                                        14,498   Daktronics, Inc. (c)                                       259,659
                                                        59,400   Flir Systems, Inc. (a)                                   1,787,346
                                                        10,772   II-VI, Inc. (a)                                            409,121
                                                        58,866   MRV Communications, Inc. (a)                                80,646
                                                        16,780   Methode Electronics, Inc.                                  196,158
                                                         3,600   Multi-Fineline Electronix, Inc. (a)                         67,572
                                                         9,249   Park Electrochemical Corp.                                 239,087
                                                        28,500   Semtech Corp. (a)                                          408,405
                                                         4,967   Supertex, Inc. (a)                                         101,376
                                                                                                                        -----------
                                                                                                                          4,162,601
-----------------------------------------------------------------------------------------------------------------------------------
Electronics: Instruments, Gauges & Meters - 0.3%         7,500   Faro Technologies, Inc. (a)                                233,850
                                                        13,502   Itron, Inc. (a)                                          1,218,285
                                                         6,600   Measurement Specialties, Inc. (a)                          115,302
                                                         1,900   OYO Geospace Corp. (a)                                      86,298
                                                         7,200   Zygo Corp. (a)                                              89,568
                                                                                                                        -----------
                                                                                                                          1,743,303
-----------------------------------------------------------------------------------------------------------------------------------
Electronics:                                             7,800   Accuray, Inc. (a)                                           60,918
Medical Systems - 1.7%                                  30,600   Affymetrix, Inc. (a)(b)                                    532,746
                                                         5,972   Analogic Corp.                                             397,377
                                                         7,600   Aspect Medical Systems, Inc. (a)(b)                         46,360
                                                        29,287   Bruker BioSciences Corp. (a)                               450,727
                                                         3,800   Cynosure, Inc. Class A (a)                                  80,940
                                                         5,870   Datascope Corp.                                            243,194
                                                        17,950   eResearch Technology, Inc. (a)                             222,939
                                                        10,300   Greatbatch, Inc. (a)                                       189,623
                                                        11,972   Haemonetics Corp. (a)                                      713,292
                                                        54,720   Hologic, Inc. (a)                                        3,042,432
                                                        24,064   Illumina, Inc. (a)                                       1,826,458
                                                        16,351   Luminex Corp. (a)(b)                                       321,297
                                                         6,300   Masimo Corp. (a)                                           163,800
                                                        23,600   Minrad International, Inc. (a)                              55,460
                                                        10,000   Natus Medical, Inc. (a)                                    181,500
                                                        10,000   NxStage Medical, Inc. (a)                                   43,200
                                                         7,800   Quality Systems, Inc. (b)                                  232,986
                                                         6,800   Sirona Dental Systems, Inc. (a)(b)                         183,396
                                                         5,600   Tomotherapy, Inc. (a)                                       80,360
                                                         9,322   Zoll Medical Corp. (a)                                     247,872
                                                                                                                        -----------
                                                                                                                          9,316,877

Master Small Cap Index Series
Schedule of Investments March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                                Shares   Common Stocks                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
Electronics: Semi-Conductors/Components - 1.8%          12,016   Actel Corp. (a)                                        $   183,965
                                                        47,100   Amkor Technology, Inc. (a)(c)                              503,970
                                                        26,900   Anadigics, Inc. (a)                                        176,464
                                                        29,700   Applied Micro Circuits Corp. (a)                           213,246
                                                         3,900   AuthenTec, Inc. (a)                                         38,766
                                                         3,300   Cavium Networks, Inc. (a)                                   54,120
                                                        40,200   Cirrus Logic, Inc. (a)                                     270,144
                                                       198,800   Conexant Systems, Inc. (a)                                 115,284
                                                        14,983   DSP Group, Inc. (a)                                        190,883
                                                        13,612   Diodes, Inc. (a)                                           298,920
                                                        19,027   Exar Corp. (a)                                             156,592
                                                         5,373   Excel Technology, Inc. (a)                                 144,856
                                                        21,600   Formfactor, Inc. (a)                                       412,560
                                                         6,700   Hittite Microwave Corp. (a)                                250,714
                                                         3,500   IPG Photonics Corp. (a)                                     54,915
                                                        12,493   IXYS Corp. (a)                                              85,327
                                                        53,000   Lattice Semiconductor Corp. (a)                            150,520
                                                        20,500   MIPS Technologies, Inc. (a)                                 81,180
                                                        25,400   Micrel, Inc.                                               235,458
                                                        34,390   Microsemi Corp. (a)(b)                                     784,092
                                                        20,400   Microtune, Inc. (a)                                         74,664
                                                        11,600   Monolithic Power Systems, Inc. (a)                         204,508
                                                         7,500   Netlogic Microsystems, Inc. (a)(b)                         181,050
                                                       143,595   ON Semiconductor Corp. (a)                                 815,620
                                                        24,800   Omnivision Technologies, Inc. (a)(b)                       417,136
                                                        13,600   PLX Technology, Inc. (a)                                    90,712
                                                        96,300   PMC-Sierra, Inc. (a)                                       548,910
                                                        11,993   Pericom Semiconductor Corp. (a)                            176,057
                                                       119,684   RF Micro Devices, Inc. (a)                                 318,359
                                                         2,400   Rubicon Technology, Inc. (a)                                69,552
                                                        27,700   SiRF Technology Holdings, Inc. (a)(b)                      140,993
                                                        40,076   Silicon Image, Inc. (a)                                    200,781
                                                        33,858   Silicon Storage Technology, Inc. (a)                        88,708
                                                        72,233   Skyworks Solutions, Inc. (a)                               525,856
                                                        47,000   Spansion LLC Class A (a)                                   129,250
                                                        25,100   Syntax-Brillian Corp. (a)(b)                                24,598
                                                         6,500   Techwell, Inc. (a)                                          70,460
                                                        21,700   Tessera Technologies, Inc. (a)                             451,360
                                                        63,136   TriQuint Semiconductor, Inc. (a)                           319,468
                                                         9,900   Volterra Semiconductor Corp. (a)                           112,167
                                                                                                                        -----------
                                                                                                                          9,362,185
-----------------------------------------------------------------------------------------------------------------------------------
Electronics: Technology - 0.5%                           8,200   3D Systems Corp. (a)(b)                                    120,458
                                                        14,100   Acacia Research - Acacia Technologies (a)                   81,075
                                                         4,200   American Science & Engineering, Inc.                       229,194
                                                        13,300   Applied Energetics, Inc. (a)                                22,078
                                                        17,823   Checkpoint Systems, Inc. (a)                               478,547
                                                        20,000   Cogent, Inc. (a)                                           188,600

Master Small Cap Index Series
Schedule of Investments March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                                Shares   Common Stocks                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                         6,152   Cubic Corp.                                            $   174,901
                                                         6,000   Eagle Test Systems, Inc. (a)                                63,000
                                                        11,000   Gerber Scientific, Inc. (a)                                 97,790
                                                        35,246   ION Geophysical Corp. (a)                                  486,395
                                                         6,050   Innovative Solutions & Support, Inc. (a)(b)                 63,949
                                                        38,800   Kemet Corp. (a)                                            156,752
                                                        11,700   ScanSource, Inc. (a)                                       423,423
                                                        19,700   Smart Modular Technologies WWH, Inc. (a)                   122,337
                                                         1,900   Super Micro Computer, Inc. (a)                              15,865
                                                                                                                        -----------
                                                                                                                          2,724,364
-----------------------------------------------------------------------------------------------------------------------------------
Energy Miscellaneous - 0.7%                              6,100   Alon USA Energy, Inc.                                       92,781
                                                         2,800   Approach Resources, Inc. (a)                                43,904
                                                        14,340   Aventine Renewable Energy Holdings, Inc. (a)(b)             74,568
                                                         9,200   CVR Energy, Inc. (a)                                       211,876
                                                         4,900   Clean Energy Fuels Corp. (a)                                65,464
                                                         9,300   Concho Resources, Inc. (a)                                 238,452
                                                        16,700   Crosstex Energy, Inc. (b)                                  566,965
                                                         3,500   Dawson Geophysical Co. (a)                                 236,250
                                                         2,200   EnerNOC, Inc. (a)                                           25,080
                                                        36,900   Evergreen Energy, Inc. (a)(b)                               56,826
                                                        45,300   Evergreen Solar, Inc. (a)(b)                               419,931
                                                        30,426   FuelCell Energy, Inc. (a)(b)                               202,333
                                                         4,400   GeoMet, Inc. (a)                                            29,304
                                                        12,100   Matrix Service Co. (a)                                     207,878
                                                         8,100   Nova Biosource Fuels, Inc. (a)(b)                           12,231
                                                         6,100   Ormat Technologies, Inc.                                   262,361
                                                        16,800   Pacific Ethanol, Inc. (a)(b)                                73,416
                                                        18,416   Penn Virginia Corp.                                        811,961
                                                        71,600   Rentech, Inc. (a)                                           63,724
                                                        19,378   Verenium Corp. (a)(b)                                       68,211
                                                                                                                        -----------
                                                                                                                          3,763,516
-----------------------------------------------------------------------------------------------------------------------------------
Engineering & Contracting Services - 0.3%               18,300   Aecom Technology Corp. (a)                                 475,983
                                                         7,500   Clean Harbors, Inc. (a)                                    487,500
                                                        18,602   Dycom Industries, Inc. (a)                                 223,410
                                                         8,000   ENGlobal Corp. (a)                                          68,400
                                                         6,200   Integrated Electrical Services, Inc. (a)                    97,402
                                                         7,600   Layne Christensen Co. (a)                                  266,152
                                                         3,400   Michael Baker Corp. (a)                                     76,364
                                                                                                                        -----------
                                                                                                                          1,695,211
-----------------------------------------------------------------------------------------------------------------------------------
Entertainment - 0.3%                                     6,000   Carmike Cinemas, Inc.                                       61,680
                                                        10,600   Cinemark Holdings, Inc.                                    135,574
                                                        18,455   Gaylord Entertainment Co. (a)                              559,002
                                                        33,200   Live Nation, Inc. (a)                                      402,716
                                                        10,772   LodgeNet Interactive Corp. (a)                              65,601
                                                         5,255   Speedway Motorsports, Inc.                                 131,743
                                                                                                                        -----------
                                                                                                                          1,356,316
-----------------------------------------------------------------------------------------------------------------------------------
Fertilizers - 0.3%                                      41,600   Terra Industries, Inc. (a)                               1,478,048
-----------------------------------------------------------------------------------------------------------------------------------

Master Small Cap Index Series
Schedule of Investments March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                                Shares   Common Stocks                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
Finance Companies - 0.1%                                 5,300   Asta Funding, Inc. (b)                                 $    73,829
                                                         1,869   Credit Acceptance Corp. (a)(b)                              29,026
                                                        10,800   MVC Capital, Inc. (b)                                      164,592
                                                         5,000   NewStar Financial, Inc. (a)                                 25,900
                                                         8,400   Riskmetrics Group, Inc. (a)                                162,540
                                                         8,000   World Acceptance Corp. (a)                                 254,800
                                                                                                                        -----------
                                                                                                                            710,687
-----------------------------------------------------------------------------------------------------------------------------------
Finance: Small Loan - 0.1%                              25,300   Advance America, Cash Advance Centers, Inc.                191,015
                                                         7,400   Dollar Financial Corp. (a)                                 170,200
                                                         8,100   Encore Capital Group, Inc. (a)                              55,080
                                                         6,300   Nelnet, Inc. Class A                                        74,025
                                                         1,400   QC Holdings, Inc.                                           12,670
                                                                                                                        -----------
                                                                                                                            502,990
-----------------------------------------------------------------------------------------------------------------------------------
Financial Data Processing Services & Systems - 0.7%      7,900   Advent Software, Inc. (a)                                  336,698
                                                         2,415   Cass Information Systems, Inc.                              76,217
                                                         8,489   CompuCredit Corp. (a)(b)                                    75,297
                                                        28,964   CyberSource Corp. (a)                                      423,164
                                                        23,500   Deluxe Corp.                                               451,435
                                                         9,223   eSpeed, Inc. Class A (a)                                   107,540
                                                         9,300   ExlService Holdings, Inc. (a)                              213,528
                                                         7,600   Heartland Payment Systems, Inc. (b)                        174,876
                                                        25,100   Hypercom Corp. (a)                                         108,934
                                                        35,400   Jack Henry & Associates, Inc.                              873,318
                                                        13,300   Online Resources Corp. (a)                                 127,946
                                                        11,100   TNS, Inc.                                                  229,104
                                                        13,500   TradeStation Group, Inc. (a)                               115,020
                                                        18,000   Wright Express Corp. (a)                                   553,140
                                                                                                                        -----------
                                                                                                                          3,866,217
-----------------------------------------------------------------------------------------------------------------------------------
Financial Information                                    5,100   Bankrate, Inc. (a)(b)                                      254,439
Services - 0.3%                                         23,740   INVESTools, Inc. (a)                                       260,903
                                                        15,200   Interactive Data Corp.                                     432,744
                                                         5,400   Morningstar, Inc. (a)                                      331,290
                                                        41,200   Move, Inc. (a)                                             126,896
                                                        23,722   S1 Corp. (a)                                               168,663
                                                        10,300   The Street.com, Inc.                                        83,224
                                                           300   Value Line, Inc.                                            13,770
                                                                                                                        -----------
                                                                                                                          1,671,929
-----------------------------------------------------------------------------------------------------------------------------------
Financial Miscellaneous - 0.7%                          17,150   Advanta Corp. Class B                                      120,565
                                                         7,200   Asset Acceptance Capital Corp.                              69,336
                                                        13,419   Cash America International, Inc.                           488,452
                                                         4,800   Federal Agricultural Mortgage Corp. Class B                125,280
                                                        12,300   Financial Federal Corp.                                    268,263
                                                        11,500   First Cash Financial Services, Inc. (a)                    118,795
                                                        16,900   Global Cash Access, Inc. (a)                                99,034
                                                         6,799   LandAmerica Financial Group, Inc.                          268,357
                                                         6,900   Portfolio Recovery Associates, Inc. (b)                    295,941
                                                        10,100   RAM Holdings Ltd. (a)                                       22,927

Master Small Cap Index Series
Schedule of Investments March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                                Shares   Common Stocks                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                         5,300   Sanders Morris Harris Group, Inc.                      $    43,248
                                                        29,736   Sotheby's Holdings, Inc. Class A                           859,668
                                                         8,716   Sterling Bancorp                                           135,359
                                                         7,922   Stewart Information Services Corp.                         221,737
                                                         6,833   Stifel Financial Corp. (a)                                 306,802
                                                         5,976   Triad Guaranty, Inc. (a)(b)                                 29,880
                                                         2,891   WSFS Financial Corp.                                       142,468
                                                         2,300   Wauwatosa Holdings, Inc. (a)                                27,370
                                                                                                                        -----------
                                                                                                                          3,643,482
-----------------------------------------------------------------------------------------------------------------------------------
Foods - 1.3%                                             1,500   American Dairy, Inc. (a)                                    13,800
                                                         5,800   Cal-Maine Foods, Inc. (b)                                  193,604
                                                        19,200   Chiquita Brands International, Inc. (a)                    443,712
                                                        34,576   Flowers Foods, Inc.                                        855,756
                                                        13,900   Fresh Del Monte Produce, Inc. (a)                          505,960
                                                        17,957   Hain Celestial Group, Inc. (a)                             529,731
                                                         6,500   J&J Snack Foods Corp.                                      178,555
                                                        14,200   Lance, Inc.                                                278,320
                                                         5,600   M&F Worldwide Corp. (a)                                    209,384
                                                         2,163   Maui Land & Pineapple Co., Inc. (a)                         68,978
                                                        15,000   Performance Food Group Co. (a)                             490,200
                                                        18,300   Pilgrim's Pride Corp.                                      370,209
                                                        11,595   Ralcorp Holdings, Inc. (a)                                 674,249
                                                         7,750   Sanderson Farms, Inc.                                      294,578
                                                           142   Seaboard Corp.                                             222,230
                                                        21,257   Sensient Technologies Corp.                                626,869
                                                         1,400   Synutra International, Inc. (a)(b)                          43,750
                                                        16,235   Tootsie Roll Industries, Inc. (b)                          409,124
                                                        14,200   TreeHouse Foods, Inc. (a)                                  324,612
                                                                                                                        -----------
                                                                                                                          6,733,621
-----------------------------------------------------------------------------------------------------------------------------------
Forest Products - 0.1%                                   4,809   Deltic Timber Corp.                                        267,861
                                                         7,634   Universal Forest Products, Inc.                            245,815
                                                                                                                        -----------
                                                                                                                            513,676
-----------------------------------------------------------------------------------------------------------------------------------
Forms & Bulk Printing                                   10,800   Ennis, Inc.                                                181,224
Services - 0.1%                                         10,800   Innerworkings, Inc. (a)(b)                                 151,524
                                                         8,745   The Standard Register Co.                                   68,124
                                                                                                                        -----------
                                                                                                                            400,872
-----------------------------------------------------------------------------------------------------------------------------------
Funeral Parlors & Cemeteries - 0.1%                     43,224   Stewart Enterprises, Inc. Class A                          277,498
-----------------------------------------------------------------------------------------------------------------------------------
Glass - 0.0%                                            13,200   Apogee Enterprises, Inc.                                   203,280
-----------------------------------------------------------------------------------------------------------------------------------
Gold - 0.2%                                            214,400   Coeur d'Alene Mines Corp. (a)(b)                           866,176
                                                        11,600   Royal Gold, Inc. (b)                                       349,972
                                                        27,300   US Gold Corp. (a)(b)                                        69,342
                                                                                                                        -----------
                                                                                                                          1,285,490
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Facilities - 0.5%                           24,900   Assisted Living Concepts, Inc. (a)                         146,661
                                                        11,000   Capital Senior Living Corp. (a)                             88,550
                                                         4,500   Emeritus Corp. (a)                                          93,870
                                                           400   The Ensign Group, Inc.                                       3,708

Master Small Cap Index Series
Schedule of Investments March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                                Shares   Common Stocks                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                         1,500   IPC The Hospitalist Co., Inc. (a)                      $    29,670
                                                        12,390   Kindred Healthcare, Inc. (a)                               270,969
                                                         8,850   LCA-Vision, Inc. (b)                                       110,625
                                                         4,800   MedCath Corp. (a)                                           87,360
                                                         2,600   National Healthcare Corp.                                  126,620
                                                        24,400   Psychiatric Solutions, Inc. (a)                            827,648
                                                        11,200   Res-Care, Inc. (a)                                         192,080
                                                        10,500   Skilled Healthcare Group, Inc. Class A (a)                 115,290
                                                        19,500   Sun Healthcare Group, Inc. (a)                             256,230
                                                        20,274   Sunrise Senior Living, Inc. (a)                            451,705
                                                                                                                        -----------
                                                                                                                          2,800,986
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Management                                  23,800   AMERIGROUP Corp. (a)                                       650,454
Services - 0.8%                                         25,241   Allscripts Healthcare Solutions, Inc. (a)(b)               260,487
                                                         6,000   American Dental Partners, Inc. (a)                          58,020
                                                        13,900   Amsurg Corp. (a)                                           329,152
                                                         3,300   athenahealth, Inc. (a)(b)                                   78,111
                                                        19,800   Centene Corp. (a)                                          276,012
                                                         4,400   Computer Programs & Systems, Inc.                           91,960
                                                         3,285   Corvel Corp. (a)                                           100,488
                                                        20,731   Eclipsys Corp. (a)                                         406,535
                                                         9,600   HMS Holdings Corp. (a)                                     274,080
                                                        14,100   HealthExtras, Inc. (a)                                     350,244
                                                        19,700   HealthSpring, Inc. (a)                                     277,376
                                                         6,400   Molina Healthcare, Inc. (a)                                156,288
                                                        15,200   Omnicell, Inc. (a)                                         305,520
                                                        18,600   Phase Forward, Inc. (a)                                    317,688
                                                         4,900   Triple-S Management Corp. (a)                               86,485
                                                         7,900   Vital Images, Inc. (a)(b)                                  117,078
                                                                                                                        -----------
                                                                                                                          4,135,978
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Services - 0.7%                             12,000   Alliance Imaging, Inc. (a)                                 103,200
                                                        11,766   Amedisys, Inc. (a)                                         462,874
                                                        19,800   Apria Healthcare Group, Inc. (a)                           391,050
                                                         5,200   Bio-Reference Labs, Inc. (a)                               137,436
                                                         4,300   Emergency Medical Services Corp. (a)                       106,167
                                                        12,612   Gentiva Health Services, Inc. (a)                          274,437
                                                        18,837   Healthcare Services Group, Inc.                            388,796
                                                        35,400   HealthSouth Corp. (a)(b)                                   629,766
                                                        15,800   Healthways, Inc. (a)                                       558,372
                                                        19,800   Hythiam, Inc. (a)(b)                                        23,958
                                                         6,800   LHC Group, Inc. (a)                                        114,240
                                                         9,700   Matria Healthcare, Inc. (a)                                216,310
                                                         9,900   Nighthawk Radiology Holdings, Inc. (a)                      92,664
                                                        15,600   Odyssey HealthCare, Inc. (a)                               140,400
                                                        12,369   PharMerica Corp. (a)                                       204,954
                                                         1,200   Virtual Radiologic Corp. (a)                                18,336
                                                                                                                        -----------
                                                                                                                          3,862,960

Master Small Cap Index Series
Schedule of Investments March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                                Shares   Common Stocks                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
Homebuilding - 0.2%                                     17,900   Beazer Homes USA, Inc. (b)                             $   169,155
                                                        17,100   Hovnanian Enterprises, Inc. Class A (a)(b)                 181,260
                                                         5,600   M/I Homes, Inc.                                             95,088
                                                        11,900   Meritage Homes Corp. (a)(b)                                229,908
                                                        29,800   Standard-Pacific Corp. (b)                                 144,828
                                                        15,000   WCI Communities, Inc. (a)(b)                                50,250
                                                                                                                        -----------
                                                                                                                            870,489
-----------------------------------------------------------------------------------------------------------------------------------
Hotel/Motel - 0.1%                                       8,800   Lodgian, Inc. (a)                                           98,120
                                                         8,879   Marcus Corp.                                               170,477
                                                         7,600   Morgans Hotel Group Co. (a)                                112,632
                                                                                                                        -----------
                                                                                                                            381,229
-----------------------------------------------------------------------------------------------------------------------------------
Household Furnishings - 0.3%                             5,100   American Woodmark Corp.                                    104,856
                                                        11,200   Ethan Allen Interiors, Inc. (b)                            318,416
                                                        22,000   Furniture Brands International, Inc. (b)                   257,400
                                                         9,336   Haverty Furniture Cos., Inc.                                99,335
                                                         2,400   hhgregg, Inc. (a)                                           27,000
                                                         5,200   Hooker Furniture Corp.                                     116,168
                                                        20,900   La-Z-Boy, Inc. (b)                                         174,306
                                                         6,700   Libbey, Inc.                                               112,828
                                                         5,600   Lifetime Brands, Inc. (b)                                   50,064
                                                        17,200   Sealy Corp. (b)                                            130,720
                                                        22,000   Select Comfort Corp. (a)                                    79,200
                                                        34,000   Tempur-Pedic International, Inc. (b)                       374,000
                                                                                                                        -----------
                                                                                                                          1,844,293
-----------------------------------------------------------------------------------------------------------------------------------
Identification Control & Filter Devices - 0.7%          16,312   Advanced Energy Industries, Inc. (a)                       216,297
                                                        23,141   Asyst Technologies, Inc. (a)                                80,993
                                                         6,200   Badger Meter, Inc. (b)                                     267,840
                                                        11,732   ESCO Technologies, Inc. (a)                                465,995
                                                         5,597   The Gorman-Rupp Co.                                        184,085
                                                        26,928   L-1 Identity Solutions, Inc. (a)                           358,142
                                                        11,926   Mine Safety Appliances Co. (b)                             491,232
                                                        12,724   Robbins & Myers, Inc.                                      415,439
                                                         5,150   Sun Hydraulics, Inc.                                       150,741
                                                        14,327   Veeco Instruments, Inc. (a)                                238,258
                                                         9,196   Vicor Corp.                                                109,800
                                                        14,236   Watts Water Technologies, Inc. Class A (b)                 399,035
                                                        13,817   X-Rite, Inc. (a)                                            82,487
                                                                                                                        -----------
                                                                                                                          3,460,344
-----------------------------------------------------------------------------------------------------------------------------------
Industrial Products - 0.0%                               6,300   TAL International Group, Inc.                              148,491
-----------------------------------------------------------------------------------------------------------------------------------
Insurance: Life - 0.4%                                  26,100   American Equity Investment Life Holding Co.                242,208
                                                        17,500   Citizens, Inc. (a)(b)                                      117,075
                                                        19,605   Delphi Financial Group, Inc. Class A                       573,054
                                                         1,542   Kansas City Life Insurance Co.                              73,692
                                                           862   National Western Life Insurance Co. Class A                186,873
                                                        51,500   The Phoenix Cos., Inc.                                     628,815

Master Small Cap Index Series
Schedule of Investments March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                                Shares   Common Stocks                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                         9,893   Presidential Life Corp.                                $   172,534
                                                        22,400   Universal American Financial Corp. (a)(b)                  237,440
                                                                                                                        -----------
                                                                                                                          2,231,691
-----------------------------------------------------------------------------------------------------------------------------------
Insurance: Multi-Line - 1.1%                            13,440   Alfa Corp.                                                 295,411
                                                        34,700   Assured Guaranty Ltd.                                      823,778
                                                         5,786   CNA Surety Corp. (a)                                        88,989
                                                         9,409   Crawford & Co. Class B (a)                                  49,397
                                                         2,200   EMC Insurance Group, Inc.                                   59,158
                                                         6,900   eHealth, Inc. (a)                                          152,283
                                                         5,525   FBL Financial Group, Inc. Class A                          157,407
                                                         4,000   Flagstone Reinsurance Holdings Ltd.                         48,400
                                                        16,606   Hilb Rogal & Hobbs Co.                                     522,591
                                                        19,568   Horace Mann Educators Corp.                                342,049
                                                         1,040   Independence Holding Co.                                    12,397
                                                        25,300   Max Capital Group Ltd.                                     662,607
                                                        11,200   Meadowbrook Insurance Group, Inc.                           87,472
                                                        44,400   Montpelier Re Holdings Ltd.                                712,620
                                                         6,997   Pico Holdings, Inc. (a)                                    211,519
                                                        24,200   Platinum Underwriters Holdings Ltd.                        785,532
                                                        15,600   Primus Guaranty Ltd. (a)(b)                                 55,848
                                                        11,100   Security Capital Assurance Ltd. (b)                          5,772
                                                        16,755   Zenith National Insurance Corp.                            600,834
                                                                                                                        -----------
                                                                                                                          5,674,064
-----------------------------------------------------------------------------------------------------------------------------------
Insurance: Property-Casualty - 1.9%                     11,800   AmTrust Financial Services, Inc.                           191,278
                                                         4,156   American Physicians Capital, Inc.                          192,672
                                                         8,900   Amerisafe, Inc. (a)                                        112,496
                                                        13,279   Argo Group International Holdings Ltd. (a)                 471,670
                                                        39,600   Aspen Insurance Holdings Ltd.                            1,044,648
                                                         3,432   Baldwin & Lyons, Inc. Class B                               88,134
                                                         4,200   CastlePoint Holdings, Ltd.                                  40,866
                                                        21,100   Commerce Group, Inc.                                       760,866
                                                         2,900   Darwin Professional Underwriters, Inc. (a)                  65,221
                                                         4,444   Donegal Group, Inc. Class A                                 77,326
                                                        22,480   Employers Holdings, Inc.                                   416,779
                                                         2,900   Enstar Group Ltd. (a)                                      322,683
                                                         4,200   FPIC Insurance Group, Inc. (a)                             197,988
                                                         3,377   First Acceptance Corp. (a)                                   9,624
                                                         5,900   First Mercury Financial Corp. (a)                          102,719
                                                        28,500   Fremont General Corp. (a)(b)                                13,680
                                                         5,300   Greenlight Capital Re Ltd. (a)                              98,580
                                                         3,200   Hallmark Financial Services, Inc. (a)                       35,712
                                                         6,762   Harleysville Group, Inc.                                   244,040
                                                        26,500   IPC Holdings, Ltd.                                         742,000
                                                         7,500   Infinity Property & Casualty Corp.                         312,000
                                                         4,058   The Midland Co.                                            263,486
                                                         3,100   NYMAGIC, Inc.                                               70,401
                                                         2,800   National Interstate Corp.                                   65,380

Master Small Cap Index Series
Schedule of Investments March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                                Shares   Common Stocks                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                         6,000   Navigators Group, Inc. (a)                             $   326,400
                                                        12,600   Odyssey Re Holdings Corp.                                  463,050
                                                        15,206   PMA Capital Corp. Class A (a)                              129,859
                                                        15,023   ProAssurance Corp. (a)                                     808,688
                                                         8,854   RLI Corp.                                                  438,893
                                                         7,400   Safety Insurance Group, Inc.                               252,562
                                                         9,700   SeaBright Insurance Holdings, Inc. (a)                     142,881
                                                        24,808   Selective Insurance Group, Inc.                            592,415
                                                         5,512   State Auto Financial Corp.                                 160,565
                                                         9,200   Tower Group, Inc.                                          231,564
                                                        10,300   United America Indemnity, Ltd. (a)                         198,378
                                                        10,000   United Fire & Casualty Co.                                 374,000
                                                         6,000   Validus Holdings Ltd.                                      140,580
                                                                                                                        -----------
                                                                                                                         10,200,084
-----------------------------------------------------------------------------------------------------------------------------------
Investment Management Companies - 0.9%                  18,500   Alternative Asset Management
                                                                 Acquisition Corp. (a)(b)                                   175,195
                                                         6,000   Ampal-American Israel Corp. Class A (a)                     38,400
                                                        53,646   Apollo Investment Corp. (b)                                849,216
                                                        31,539   Ares Capital Corp.                                         396,445
                                                         9,800   Calamos Asset Management, Inc. Class A                     159,544
                                                         1,100   Capital Southwest Corp.                                    136,092
                                                         6,900   Cohen & Steers, Inc.                                       182,781
                                                         7,700   Cowen Group, Inc. (a)                                       54,593
                                                         4,800   Epoch Holding Corp.                                         57,456
                                                        11,000   FBR Capital Markets Corp. (a)                               74,250
                                                         2,596   GAMCO Investors, Inc. Class A                              130,734
                                                         5,300   Kohlberg Capital Corp.                                      55,014
                                                        26,000   MCG Capital Corp.                                          236,340
                                                         8,223   NGP Capital Resources Co. (b)                              135,022
                                                        17,000   National Financial Partners Corp. (b)                      381,990
                                                        21,600   NexCen Brands, Inc. (a)                                     74,088
                                                         3,100   Pzena Investment Management, Inc. Class A                   35,092
                                                        10,300   TICC Capital Corp.                                          77,456
                                                         5,600   U.S. Global Investors, Inc. (b)                             75,376
                                                         8,200   W.P. Stewart & Co. Ltd. (b)                                 15,908
                                                        37,700   Waddell & Reed Financial, Inc. Class A                   1,211,301
                                                                                                                        -----------
                                                                                                                          4,552,293
-----------------------------------------------------------------------------------------------------------------------------------
Jewelry, Watches & Gemstones - 0.2%                      5,700   FGX International Holdings Ltd. (a)                         68,172
                                                        19,700   Fossil, Inc. (a)                                           601,638
                                                         7,900   Movado Group, Inc.                                         153,971
                                                                                                                        -----------
                                                                                                                            823,781
-----------------------------------------------------------------------------------------------------------------------------------
Leisure Time - 0.4%                                     27,900   Callaway Golf Co.                                          409,572
                                                        14,400   Great Wolf Resorts, Inc. (a)                                91,872
                                                        15,100   Life Time Fitness, Inc. (a)(b)                             471,271
                                                        13,700   Premier Exhibitions, Inc. (a)                               82,748
                                                        34,500   Six Flags, Inc. (a)(b)                                      56,580
                                                         3,800   Steinway Musical Instruments, Inc. (a)                     108,376

Master Small Cap Index Series
Schedule of Investments March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                                Shares   Common Stocks                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                        10,600   Sturm Ruger & Co., Inc. (a)                            $    87,344
                                                         8,000   Town Sports International Holdings, Inc. (a)                51,280
                                                        14,156   Vail Resorts, Inc. (a)(b)                                  683,593
                                                         7,800   West Marine, Inc. (a)                                       54,366
                                                                                                                        -----------
                                                                                                                          2,097,002
-----------------------------------------------------------------------------------------------------------------------------------
Machine Tools - 0.0%                                     2,700   Hurco Companies, Inc. (a)                                  126,306
-----------------------------------------------------------------------------------------------------------------------------------
Machinery & Engineering - 0.1%                          19,490   Applied Industrial Technologies, Inc.                      582,556
-----------------------------------------------------------------------------------------------------------------------------------
Machinery: Agricultural - 0.1%                           4,950   Gehl Co. (a)                                                83,853
                                                         5,213   Lindsay Manufacturing Co.                                  534,176
                                                         2,300   Titan Machinery, Inc. (a)                                   43,010
                                                                                                                        -----------
                                                                                                                            661,039
-----------------------------------------------------------------------------------------------------------------------------------
Machinery: Construction & Handling - 0.1%                8,517   Astec Industries, Inc. (a)                                 330,119
                                                         2,287   NACCO Industries, Inc. Class A                             185,110
                                                                                                                        -----------
                                                                                                                            515,229
-----------------------------------------------------------------------------------------------------------------------------------
Machinery: Engines - 0.1%                               20,700   Briggs & Stratton Corp. (b)                                370,530
                                                        12,200   Raser Technologies, Inc. (a)(b)                            104,798
                                                                                                                        -----------
                                                                                                                            475,328
-----------------------------------------------------------------------------------------------------------------------------------
Machinery: Industrial/                                  24,700   Actuant Corp. Class A                                      746,187
Specialty - 0.8%                                         5,600   Altra Holdings, Inc. (a)                                    75,320
                                                         6,200   Chart Industries, Inc. (a)                                 209,808
                                                         8,600   Columbus McKinnon Corp. (a)                                266,428
                                                         9,800   EnPro Industries, Inc. (a)                                 305,662
                                                         5,300   Hardinge, Inc.                                              72,928
                                                         6,470   Kadant, Inc. (a)                                           190,089
                                                         6,200   Middleby Corp. (a)                                         386,818
                                                        15,210   Nordson Corp.                                              819,059
                                                         7,028   Tecumseh Products Co. Class A (a)                          215,619
                                                         7,074   Tennant Co.                                                281,616
                                                         4,300   Twin Disc, Inc.                                             68,026
                                                        25,858   Woodward Governor Co.                                      690,926
                                                                                                                        -----------
                                                                                                                          4,328,486
-----------------------------------------------------------------------------------------------------------------------------------
Machinery: Oil Well Equipment & Services - 1.7%         10,000   Allis-Chalmers Energy, Inc. (a)                            137,900
                                                        18,000   Basic Energy Services, Inc. (a)                            397,440
                                                         9,202   CARBO Ceramics, Inc.                                       369,000
                                                        16,675   Cal Dive International, Inc. (a)                           173,087
                                                        18,000   Complete Production Services, Inc. (a)                     412,920
                                                        12,076   Dril-Quip, Inc. (a)                                        561,172
                                                        27,072   Exterran Holdings, Inc. (a)                              1,747,227
                                                         9,200   Flotek Industries, Inc. (a)(b)                             134,228
                                                         5,017   Gulf Island Fabrication, Inc.                              144,088
                                                        10,440   Hornbeck Offshore Services, Inc. (a)                       476,795
                                                         6,800   Lufkin Industries, Inc.                                    433,976
                                                         8,400   NATCO Group, Inc. Class A (a)                              392,700
                                                        41,120   Newpark Resources, Inc. (a)                                209,712
                                                        22,100   Oil States International, Inc. (a)                         990,301
                                                        50,781   Parker Drilling Co. (a)                                    328,045
                                                        12,700   RPC, Inc. (b)                                              192,913

Master Small Cap Index Series
Schedule of Investments March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                                Shares   Common Stocks                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                        17,100   Sulphco, Inc. (a)(b)                                   $    71,307
                                                         5,300   Superior Offshore International, Inc. (a)                   17,543
                                                         7,300   Superior Well Services, Inc. (a)                           159,651
                                                         2,900   T-3 Energy Services, Inc. (a)                              123,424
                                                         5,500   Trico Marine Services, Inc. (a)                            214,335
                                                         6,500   Union Drilling, Inc. (a)                                   113,685
                                                        13,657   W-H Energy Services, Inc. (a)                              940,284
                                                        16,700   Willbros Group, Inc. (a)                                   511,020
                                                                                                                        -----------
                                                                                                                          9,252,753
-----------------------------------------------------------------------------------------------------------------------------------
Machinery: Specialty - 0.4%                             16,800   Bucyrus International, Inc.                              1,707,720
                                                         4,900   Cascade Corp.                                              241,619
                                                        17,100   Flow International Corp. (a)                               158,859
                                                         8,241   Semitool, Inc. (a)                                          68,565
                                                         8,600   TurboChef Technologies, Inc. (a)(b)                         56,072
                                                                                                                        -----------
                                                                                                                          2,232,835
-----------------------------------------------------------------------------------------------------------------------------------
Manufactured Housing - 0.1%                             34,727   Champion Enterprises, Inc. (a)                             348,312
                                                         4,605   Palm Harbor Homes, Inc. (a)(b)                              24,222
                                                         3,301   Skyline Corp.                                               91,834
                                                                                                                        -----------
                                                                                                                            464,368
-----------------------------------------------------------------------------------------------------------------------------------
Manufacturing - 0.1%                                    21,859   Federal Signal Corp.                                       305,152
                                                         5,831   Standex International Corp.                                130,265
                                                                                                                        -----------
                                                                                                                            435,417
-----------------------------------------------------------------------------------------------------------------------------------
Medical & Dental Instruments & Supplies - 2.7%           9,500   Abaxis, Inc. (a)                                           220,115
                                                        12,100   Abiomed, Inc. (a)                                          158,994
                                                        24,900   Align Technology, Inc. (a)                                 276,639
                                                        32,600   American Medical Systems Holdings, Inc. (a)(b)             462,594
                                                         9,800   AngioDynamics, Inc. (a)                                    113,288
                                                         5,400   BioMimetic Therapeutics, Inc. (a)                           43,200
                                                         8,100   Bio-Rad Laboratories, Inc. Class A (a)                     720,495
                                                        12,928   CONMED Corp. (a)                                           331,474
                                                         3,600   Cantel Medical Corp. (a)                                    38,232
                                                        24,800   Cepheid, Inc. (a)                                          604,872
                                                        13,400   Conceptus, Inc. (a)                                        248,704
                                                        10,600   CryoLife, Inc. (a)                                          99,640
                                                         6,000   Cutera, Inc. (a)                                            80,820
                                                        10,869   Cyberonics, Inc. (a)(b)                                    157,601
                                                        18,332   ev3, Inc. (a)                                              149,222
                                                         4,600   Hansen Medical, Inc. (a)(b)                                 64,676
                                                         7,700   I-Flow Corp. (a)                                           108,031
                                                         5,950   ICU Medical, Inc. (a)                                      171,181
                                                        31,043   Immucor, Inc. (a)                                          662,458
                                                         3,800   Insulet Corp. (a)                                           54,720
                                                        13,122   Invacare Corp.                                             292,358
                                                        33,830   Inverness Medical Innovations, Inc. (a)(b)               1,018,283
                                                         4,278   Landauer, Inc.                                             215,355
                                                        15,300   LifeCell Corp. (a)                                         643,059
                                                         6,550   Medical Action Industries, Inc. (a)                        107,617

Master Small Cap Index Series
Schedule of Investments March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                                Shares   Common Stocks                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                        15,344   Mentor Corp.                                           $   394,648
                                                        17,900   Meridian Bioscience, Inc.                                  598,397
                                                        12,610   Merit Medical Systems, Inc. (a)                            199,616
                                                         7,100   Micrus Endovascular Corp. (a)                               87,756
                                                         8,400   Northstar Neuroscience, Inc. (a)                            13,272
                                                        15,600   NuVasive, Inc. (a)                                         538,356
                                                        18,959   OraSure Technologies, Inc. (a)                             138,590
                                                         7,500   Orthofix International NV (a)                              298,275
                                                        18,298   Owens & Minor, Inc.                                        719,843
                                                        28,773   PSS World Medical, Inc. (a)                                479,358
                                                         8,500   Palomar Medical Technologies, Inc. (a)                     128,350
                                                        12,400   Sonic Innovations, Inc. (a)                                 59,892
                                                         7,615   SonoSite, Inc. (a)                                         216,494
                                                        14,400   Spectranetic Corp. (a)                                     120,384
                                                        12,400   Stereotaxis, Inc. (a)(b)                                    73,408
                                                        29,400   Steris Corp.                                               788,802
                                                         6,883   SurModics, Inc. (a)(b)                                     288,260
                                                        14,700   Symmetry Medical, Inc. (a)                                 244,020
                                                        22,847   Thoratec Corp. (a)                                         326,484
                                                         3,300   Trans1, Inc. (a)                                            38,445
                                                         4,324   Vital Signs, Inc.                                          219,011
                                                        12,000   Volcano Corp. (a)                                          150,000
                                                        14,876   West Pharmaceutical Services, Inc.                         657,965
                                                        16,100   Wright Medical Group, Inc. (a)                             388,654
                                                                                                                        -----------
                                                                                                                         14,211,908
-----------------------------------------------------------------------------------------------------------------------------------
Medical Services - 0.3%                                  4,800   Air Methods Corp. (a)                                      232,176
                                                         2,700   Genoptix, Inc. (a)                                          67,527
                                                        17,600   Magellan Health Services, Inc. (a)                         698,544
                                                        25,094   Parexel International Corp. (a)                            654,953
                                                         8,195   RehabCare Group, Inc. (a)                                  122,925
                                                                                                                        -----------
                                                                                                                          1,776,125
-----------------------------------------------------------------------------------------------------------------------------------
Metal Fabricating - 1.0%                                 3,400   Ampco-Pittsburgh Corp.                                     146,166
                                                         7,400   CIRCOR International, Inc.                                 342,250
                                                           300   Compx International, Inc.                                    2,760
                                                         5,500   Dynamic Materials Corp.                                    237,490
                                                        10,750   Encore Wire Corp. (b)                                      195,757
                                                         5,300   Haynes International, Inc. (a)                             290,864
                                                         7,800   Insteel Industries, Inc.                                    90,714
                                                        12,826   Kaydon Corp.                                               563,190
                                                         4,800   L.B. Foster Co. Class A (a)                                206,688
                                                        51,960   Mueller Water Products, Inc. Series A (b)                  425,033
                                                         4,100   Northwest Pipe Co. (a)                                     174,209
                                                        16,310   Quanex Corp.                                               843,879
                                                         9,700   RBC Bearings, Inc. (a)                                     360,161
                                                        10,413   RTI International Metals, Inc. (a)                         470,772
                                                         9,300   Superior Essex, Inc. (a)                                   261,516

Master Small Cap Index Series
Schedule of Investments March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                                Shares   Common Stocks                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                         3,800   Trimas Corp. (a)                                       $    20,026
                                                         8,358   Valmont Industries, Inc.                                   734,585
                                                                                                                        -----------
                                                                                                                          5,366,060
-----------------------------------------------------------------------------------------------------------------------------------
Metals & Minerals Miscellaneous - 0.8%                   5,500   A.M. Castle & Co.                                          148,500
                                                        10,773   AMCOL International Corp.                                  336,441
                                                        27,800   Apex Silver Mines Ltd. (a)                                 336,936
                                                         9,211   Brush Engineered Materials, Inc. (a)                       236,446
                                                        14,500   Compass Minerals International, Inc.                       855,210
                                                        19,400   General Moly, Inc. (a)                                     155,006
                                                        45,344   GrafTech International Ltd. (a)                            735,026
                                                        54,200   Hecla Mining Co. (a)                                       604,872
                                                         1,400   Horsehead Holding Corp. (a)                                 16,212
                                                         8,653   Minerals Technologies, Inc.                                543,408
                                                        18,964   Stillwater Mining Co. (a)                                  293,373
                                                        21,000   Uranium Resources, Inc. (a)                                125,790
                                                                                                                        -----------
                                                                                                                          4,387,220
-----------------------------------------------------------------------------------------------------------------------------------
Milling: Fruit & Grain Processing - 0.0%                 5,000   MGP Ingredients, Inc. (b)                                   34,950
-----------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Business & Consumer                        4,300   Core-Mark Holdings Co., Inc. (a)                           123,582
Discretionary - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Consumer Staples - 0.0%                   10,200   Reddy Ice Holdings, Inc.                                   132,906
-----------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Health Care - 0.0%                         5,700   Animal Health International, Inc. (a)                       62,358
                                                         5,200   MedAssets, Inc. (a)                                         77,064
                                                                                                                        -----------
                                                                                                                            139,422
-----------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Materials & Commodities - 0.1%            12,250   Ceradyne, Inc. (a)                                         391,510
                                                        15,379   Symyx Technologies Inc. (a)                                115,343
                                                         8,089   WD-40 Co.                                                  268,959
                                                                                                                        -----------
                                                                                                                            775,812
-----------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Materials & Processing - 0.1%             12,538   Insituform Technologies, Inc. Class A (a)                  173,401
                                                         8,055   Rogers Corp. (a)                                           269,118
                                                        49,159   USEC, Inc. (a)(b)                                          181,888
                                                         8,600   Xerium Technologies, Inc.                                   11,094
                                                                                                                        -----------
                                                                                                                            635,501
-----------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Producer Durables - 0.1%                  16,300   Blount International, Inc. (a)                             201,631
                                                         3,900   Park-Ohio Holdings Corp. (a)                                61,269
                                                                                                                        -----------
                                                                                                                            262,900
-----------------------------------------------------------------------------------------------------------------------------------
Miscellaneous                                            8,100   Dice Holdings, Inc. (a)                                     72,171
Technology - 0.3%                                       15,100   IHS, Inc. Class A (a)                                      971,081
                                                         7,100   iRobot Corp. (a)(b)                                        121,481
                                                         6,000   Vocus, Inc. (a)                                            158,400
                                                                                                                        -----------
                                                                                                                          1,323,133
-----------------------------------------------------------------------------------------------------------------------------------
Multi-Sector Companies - 0.5%                            9,800   Compass Diversified Holdings                               128,870
                                                        25,671   GenCorp, Inc. (a)                                          264,154
                                                         3,200   GenTek Inc. (a)                                             96,256
                                                        11,094   Kaman Corp. Class A                                        313,849
                                                         9,499   Lancaster Colony Corp.                                     379,580

Master Small Cap Index Series
Schedule of Investments March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                                Shares   Common Stocks                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                         7,300   Raven Industries, Inc.                                 $   221,190
                                                        23,300   Walter Industries, Inc.                                  1,459,279
                                                                                                                        -----------
                                                                                                                          2,863,178
-----------------------------------------------------------------------------------------------------------------------------------
Office Furniture & Business Equipment - 0.3%            24,600   ACCO Brands Corp. (a)                                      333,822
                                                        25,500   Herman Miller, Inc.                                        626,535
                                                         9,774   Kimball International, Inc. Class B                        104,777
                                                        22,400   Knoll, Inc.                                                258,496
                                                                                                                        -----------
                                                                                                                          1,323,630
-----------------------------------------------------------------------------------------------------------------------------------
Offshore Drilling - 0.4%                                12,354   Atwood Oceanics, Inc. (a)                                1,133,109
                                                         7,000   Bois d'Arc Energy, Inc. (a)                                150,430
                                                        37,320   Hercules Offshore, Inc. (a)(b)                             937,478
                                                                                                                        -----------
                                                                                                                          2,221,017
-----------------------------------------------------------------------------------------------------------------------------------
Oil: Crude Producers - 3.4%                              3,200   APCO Argentina, Inc.                                        82,496
                                                        11,500   ATP Oil & Gas Corp. (a)                                    376,280
                                                        13,800   Arena Resources, Inc. (a)                                  534,198
                                                        10,325   Atlas America, Inc.                                        624,043
                                                        27,500   BPZ Resources, Inc. (a)(b)                                 597,575
                                                        17,802   Berry Petroleum Co. Class A                                827,615
                                                        13,900   Bill Barrett Corp. (a)                                     656,775
                                                        21,400   Brigham Exploration Co. (a)                                129,898
                                                        12,000   Bronco Drilling Co., Inc. (a)                              193,320
                                                         9,600   Callon Petroleum Co. (a)                                   173,664
                                                        12,000   Carrizo Oil & Gas, Inc. (a)                                711,240
                                                         2,700   Clayton Williams Energy, Inc. (a)                          141,723
                                                        19,957   Comstock Resources, Inc. (a)                               804,267
                                                         5,500   Contango Oil & Gas Co. (a)                                 355,355
                                                         3,600   Delek US Holdings, Inc.                                     45,612
                                                        27,900   EXCO Resources, Inc. (a)                                   516,150
                                                        13,800   Edge Petroleum Corp. (a)(b)                                 55,614
                                                        23,900   Encore Acquisition Co. (a)                                 962,692
                                                        10,700   Energy Infrastructure Acquisition Corp. (a)                106,465
                                                        13,237   Energy Partners Ltd. (a)                                   125,354
                                                        17,800   FX Energy, Inc. (a)                                         75,828
                                                        16,300   GeoGlobal Resources, Inc. (a)(b)                            45,477
                                                         3,500   Geokinetics, Inc. (a)                                       63,420
                                                         8,700   Goodrich Petroleum Corp. (a) (b)                           261,696
                                                        83,543   Grey Wolf, Inc. (a)                                        566,421
                                                        10,700   Gulfport Energy Corp. (a)                                  113,420
                                                        16,100   Harvest Natural Resources, Inc. (a)                        194,166
                                                        39,200   Mariner Energy, Inc. (a)                                 1,058,792
                                                        19,400   McMoRan Exploration Co. (a)(b)                             335,426
                                                        33,411   Meridian Resource Corp. (a)                                 49,448
                                                         9,100   NTR Acquisition Co. (a)(b)                                  87,087
                                                        63,600   Oilsands Quest, Inc. (a)                                   250,584
                                                        18,700   Parallel Petroleum Corp. (a)                               365,959
                                                        86,162   PetroHawk Energy Corp. (a)                               1,737,888
                                                         6,700   Petroleum Development Corp. (a)                            464,109

Master Small Cap Index Series
Schedule of Investments March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                                Shares   Common Stocks                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                        18,900   Petroquest Energy, Inc. (a)                            $   327,726
                                                        22,500   Pioneer Drilling Co. (a)                                   358,425
                                                         6,349   Resource America, Inc. Class A                              59,998
                                                         5,100   Rex Energy Corp. (a)                                        84,864
                                                        21,500   Rosetta Resources, Inc. (a)                                422,905
                                                        12,678   Stone Energy Corp. (a)                                     663,186
                                                        13,517   Swift Energy Co. (a)                                       608,130
                                                        15,500   TXCO Resources, Inc. (a)                                   191,890
                                                         7,500   Toreador Resources Corp. (a)(b)                             58,350
                                                         4,600   Venoco, Inc. (a)                                            53,452
                                                        18,310   VeraSun Energy Corp. (a)(b)                                134,579
                                                        26,500   Warren Resources, Inc. (a)                                 314,555
                                                        18,910   Whiting Petroleum Corp. (a)                              1,222,532
                                                                                                                        -----------
                                                                                                                         18,190,649
-----------------------------------------------------------------------------------------------------------------------------------
Oil: Integrated Domestic - 0.2%                         29,600   Delta Petroleum Corp. (a)(b)                               666,296
                                                         6,100   GMX Resources Inc. (a)                                     213,073
                                                                                                                        -----------
                                                                                                                            879,369
-----------------------------------------------------------------------------------------------------------------------------------
Oil: Integrated                                         27,600   Vaalco Energy, Inc. (a)                                    137,172
International - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
Paints & Coatings - 0.2%                                19,776   Ferro Corp.                                                293,871
                                                        24,880   H.B. Fuller Co.                                            507,801
                                                         1,093   Kronos Worldwide, Inc.                                      26,396
                                                                                                                        -----------
                                                                                                                            828,068
-----------------------------------------------------------------------------------------------------------------------------------
Paper - 0.4%                                            24,444   AbitibiBowater, Inc. (b)                                   315,572
                                                        13,274   Albany International Corp. Class A                         479,722
                                                        15,700   Boise, Inc. (a)                                            100,480
                                                        15,298   Buckeye Technologies, Inc. (a)                             170,726
                                                         9,792   Chesapeake Corp.                                            47,099
                                                        15,000   Mercer International, Inc.-Sbi (a)(b)                      104,550
                                                         3,950   Multi-Color Corp.                                           88,322
                                                         6,900   Neenah Paper, Inc.                                         177,882
                                                        18,601   P.H. Glatfelter Co.                                        281,061
                                                        15,080   Rock-Tenn Co. Class A                                      451,948
                                                        16,742   Wausau Paper Corp.                                         138,289
                                                                                                                        -----------
                                                                                                                          2,355,651
-----------------------------------------------------------------------------------------------------------------------------------
Photography - 0.0%                                       2,600   CPI Corp.                                                   44,902
-----------------------------------------------------------------------------------------------------------------------------------
Plastics - 0.0%                                         14,154   Spartech Corp.                                             119,601
-----------------------------------------------------------------------------------------------------------------------------------
Pollution Control & Environmental Services - 0.3%        7,500   American Ecology Corp.                                     189,975
                                                        36,600   Darling International, Inc. (a)                            473,970
                                                        13,700   EnergySolutions, Inc.                                      314,278
                                                         8,000   Fuel Tech, Inc. (a)(b)                                     164,000
                                                        18,046   Headwaters, Inc. (a)                                       238,027
                                                         7,200   Team, Inc. (a)                                             196,560
                                                                                                                        -----------
                                                                                                                          1,576,810
-----------------------------------------------------------------------------------------------------------------------------------
Power Transmission                                      13,851   Regal-Beloit Corp.                                         507,362
Equipment - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------

Master Small Cap Index Series
Schedule of Investments March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                                Shares   Common Stocks                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
Printing & Copying                                      12,682   Bowne & Co., Inc.                                      $   193,400
Services - 0.2%                                         22,000   Cenveo, Inc. (a)                                           230,120
                                                         5,500   Schawk, Inc.                                                87,945
                                                        19,400   VistaPrint Ltd. (a)(b)                                     678,030
                                                                                                                        -----------
                                                                                                                          1,189,495
-----------------------------------------------------------------------------------------------------------------------------------
Production Technology Equipment - 1.1%                  15,657   ATMI, Inc. (a)                                             435,734
                                                        42,000   Axcelis Technologies, Inc. (a)                             235,200
                                                        29,778   Brooks Automation, Inc. (a)                                289,442
                                                        20,056   Cognex Corp.                                               437,822
                                                        47,868   Credence Systems Corp. (a)                                  81,376
                                                        13,800   Cymer, Inc. (a)                                            359,352
                                                         8,631   Dionex Corp. (a)                                           664,501
                                                        12,561   Electro Scientific Industries, Inc. (a)                    207,005
                                                        48,099   Entegris, Inc. (a)                                         345,832
                                                        13,190   Esterline Technologies Corp. (a)                           664,380
                                                        16,455   FEI Co. (a)                                                359,213
                                                         9,900   Intevac, Inc. (a)                                          128,205
                                                        25,056   Kulicke & Soffa Industries, Inc. (a)                       119,768
                                                        29,103   LTX Corp. (a)                                               91,383
                                                         8,100   MTS Systems Corp.                                          261,306
                                                        19,699   Mattson Technology, Inc. (a)                               119,967
                                                        17,179   Photronics, Inc. (a)                                       164,059
                                                        14,000   Rofin-Sinar Technologies, Inc. (a)                         628,600
                                                        13,473   Rudolph Technologies, Inc. (a)                             131,631
                                                         9,000   Ultra Clean Holdings, Inc. (a)                              88,200
                                                        10,890   Ultratech, Inc. (a)                                        104,653
                                                                                                                        -----------
                                                                                                                          5,917,629
-----------------------------------------------------------------------------------------------------------------------------------
Publishing:                                              3,900   Consolidated Graphics, Inc. (a)                            218,595
Miscellaneous - 0.2%                                     3,650   Courier Corp.                                               91,068
                                                        10,640   GateHouse Media, Inc. (b)                                   62,138
                                                        12,482   Martha Stewart Living Omnimedia, Inc.
                                                                 Class A (a)(b)                                              92,741
                                                        10,507   Playboy Enterprises, Inc. Class B (a)                       87,523
                                                        20,300   Primedia, Inc. (b)                                         149,205
                                                        13,960   Scholastic Corp. (a)                                       422,569
                                                                                                                        -----------
                                                                                                                          1,123,839
-----------------------------------------------------------------------------------------------------------------------------------
Publishing: Newspapers - 0.2%                            7,980   AH Belo Corp.                                               91,211
                                                        35,500   Belo Corp. Class A                                         375,235
                                                         5,200   Dolan Media Co. (a)                                        104,572
                                                        20,300   Journal Communications, Inc. Class A                       149,814
                                                        21,100   Lee Enterprises, Inc. (b)                                  211,211
                                                        10,300   Media General, Inc. Class A (b)                            144,406
                                                        33,329   Sun-Times Media Group, Inc. (a)                             23,997
                                                                                                                        -----------
                                                                                                                          1,100,446
-----------------------------------------------------------------------------------------------------------------------------------
Radio & TV Broadcasters - 0.3%                          16,000   CKX, Inc. (a)                                              152,320
                                                        84,230   Citadel Broadcasting Corp. (b)                             139,822
                                                        11,700   Cox Radio, Inc. Class A (a)                                138,996
                                                        14,300   Cumulus Media, Inc. Class A (a)                             91,234

Master Small Cap Index Series
Schedule of Investments March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                                Shares   Common Stocks                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                        16,500   Emmis Communications Corp. Class A (a)                 $    57,420
                                                        15,300   Entercom Communications Corp.                              151,929
                                                         3,000   Fisher Communications, Inc. (a)                             93,480
                                                        19,500   Gray Television, Inc.                                      110,955
                                                        12,600   Lin TV Corp. Class A (a)                                   121,086
                                                         5,600   Nexstar Broadcasting Group, Inc. Class A (a)                33,040
                                                        36,900   Radio One, Inc. Class D (a)                                 56,088
                                                         2,883   Salem Communications Corp. Class A                          11,561
                                                        22,664   Sinclair Broadcast Group, Inc. Class A                     201,936
                                                        14,984   Spanish Broadcasting System, Inc. Class A (a)               26,522
                                                        33,900   Westwood One, Inc. (a)                                      71,190
                                                        10,396   World Wrestling Entertainment, Inc.                        193,470
                                                                                                                        -----------
                                                                                                                          1,651,049
-----------------------------------------------------------------------------------------------------------------------------------
Railroad Equipment - 0.2%                                3,500   American Railcar Industries, Inc.                           71,155
                                                         5,600   Freightcar America, Inc.                                   192,080
                                                         7,300   Greenbrier Cos., Inc. (b)                                  193,596
                                                        21,339   Westinghouse Air Brake Technologies Corp.                  803,627
                                                                                                                        -----------
                                                                                                                          1,260,458
-----------------------------------------------------------------------------------------------------------------------------------
Railroads - 0.1%                                        14,175   Genesee & Wyoming, Inc. Class A (a)                        487,620
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate - 0.3%                                         800   AMREP Corp. (b)                                             41,840
                                                         2,700   Avatar Holdings, Inc. (a)(b)                               117,693
                                                         6,700   Bluegreen Corp. (a)                                         44,890
                                                         2,100   Consolidated-Tomoka Land Co.                               117,705
                                                        16,000   Dupont Fabros Technology, Inc.                             263,840
                                                         3,220   FX Real Estate and Entertainment, Inc. (a)                  18,934
                                                        15,100   Grubb & Ellis Co.                                          103,737
                                                         8,300   HFF, Inc. Class A (a)                                       41,583
                                                        19,872   Hilltop Holdings, Inc. (a)                                 206,669
                                                        10,600   Resource Capital Corp.                                      80,242
                                                         1,500   Stratus Properties, Inc. (a)                                44,205
                                                         5,115   Tejon Ranch Co. (a)                                        190,892
                                                        11,200   Thomas Properties Group, Inc.                               98,336
                                                                                                                        -----------
                                                                                                                          1,370,566
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts (REITs) - 6.0%            14,601   Acadia Realty Trust                                        352,614
                                                         3,700   Agree Realty Corp.                                         101,565
                                                        28,800   Alesco Financial, Inc. (b)                                  82,944
                                                           867   Alexander's, Inc. (a)                                      307,352
                                                        14,276   Alexandria Real Estate Equities, Inc.                    1,323,671
                                                        12,350   American Campus Communities, Inc.                          337,896
                                                        55,000   American Financial Realty Trust                            436,700
                                                        28,700   Anthracite Capital, Inc. (c)(d)                            189,420
                                                        33,000   Anworth Mortgage Asset Corp.                               202,290
                                                         6,500   Arbor Realty Trust, Inc.                                    98,020
                                                        43,380   Ashford Hospitality Trust, Inc. (c)                        246,398
                                                         7,700   Associated Estates Realty Corp.                             88,088
                                                         3,700   BRT Realty Trust (b)                                        51,837
                                                        28,620   BioMed Realty Trust, Inc. (b)                              683,732

Master Small Cap Index Series
Schedule of Investments March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                                Shares   Common Stocks                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                        14,100   CBRE Realty Finance, Inc.                              $    56,823
                                                        20,200   CapLease, Inc.                                             156,954
                                                         6,300   Capital Trust, Inc. (b)                                    169,785
                                                        20,300   Cedar Shopping Centers, Inc.                               237,104
                                                        15,400   Chimera Investment Corp.                                   189,420
                                                        17,600   Corporate Office Properties Trust                          591,536
                                                        18,400   Cousins Properties, Inc. (b)                               454,664
                                                        11,600   Crystal River Capital, Inc. (b)                            103,588
                                                        75,910   DCT Industrial Trust, Inc.                                 756,064
                                                        21,297   Deerfield Capital Corp.                                     30,029
                                                        42,750   DiamondRock Hospitality Co.                                541,643
                                                        25,340   Digital Realty Trust, Inc. (b)                             899,570
                                                        10,727   Eastgroup Properties, Inc.                                 498,376
                                                        13,000   Education Realty Trust, Inc.                               163,410
                                                        12,680   Entertainment Properties Trust                             625,504
                                                         9,094   Equity Lifestyle Properties, Inc.                          448,971
                                                        16,500   Equity One, Inc.                                           395,505
                                                        29,150   Extra Space Storage, Inc.                                  471,939
                                                        28,370   FelCor Lodging Trust, Inc.                                 341,291
                                                        20,500   First Industrial Realty Trust, Inc. (b)                    633,245
                                                        11,200   First Potomac Realty Trust                                 172,144
                                                        24,800   Franklin Street Properties Corp.                           355,136
                                                        54,600   Friedman Billings Ramsey Group, Inc. Class A                92,820
                                                        15,090   GMH Communities Trust                                      130,981
                                                         8,200   Getty Realty Corp.                                         130,626
                                                        17,056   Glimcher Realty Trust                                      203,990
                                                        10,450   Gramercy Capital Corp. (b)                                 218,719
                                                        22,900   Healthcare Realty Trust, Inc.                              598,835
                                                        15,400   Hersha Hospitality Trust                                   139,062
                                                        25,600   Highwoods Properties, Inc.                                 795,392
                                                        15,020   Home Properties, Inc.                                      720,810
                                                        34,600   IMPAC Mortgage Holdings, Inc. (b)                           43,942
                                                        26,400   Inland Real Estate Corp.                                   401,544
                                                        23,700   Investors Real Estate Trust (b)                            231,786
                                                        12,100   JER Investors Trust, Inc. (b)                              102,608
                                                         8,540   Kite Realty Group Trust                                    119,560
                                                        10,800   LTC Properties, Inc.                                       277,668
                                                        18,120   LaSalle Hotel Properties                                   520,588
                                                        29,192   Lexington Corporate Properties Trust                       420,657
                                                        17,400   Luminent Mortgage Capital, Inc. (b)                         10,614
                                                        68,700   MFA Mortgage Investments, Inc.                             432,810
                                                        17,100   Maguire Properties, Inc. (b)                               244,701
                                                        26,600   Medical Properties Trust, Inc.                             301,112
                                                        15,280   Meruelo Maddux Properties, Inc. (a)                         38,811
                                                        11,529   Mid-America Apartment Communities, Inc.                    574,605
                                                         9,400   Mission West Properties, Inc.                               88,830
                                                         9,629   National Health Investors, Inc.                            300,906

Master Small Cap Index Series
Schedule of Investments March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                                Shares   Common Stocks                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                        32,275   National Retail Properties, Inc.                       $   711,664
                                                        42,759   Nationwide Health Properties, Inc.                       1,443,116
                                                        17,100   Newcastle Investment Corp. (b)                             141,246
                                                        28,100   NorthStar Realty Finance Corp. (b)                         229,577
                                                        28,600   Omega Healthcare Investors, Inc.                           496,496
                                                         6,608   PS Business Parks, Inc.                                    342,955
                                                         7,304   Parkway Properties, Inc.                                   269,956
                                                        14,632   Pennsylvania Real Estate Investment Trust                  356,874
                                                        18,786   Post Properties, Inc.                                      725,515
                                                        17,547   Potlatch Corp.                                             724,165
                                                        25,610   RAIT Investment Trust (b)                                  177,733
                                                         8,600   Ramco-Gershenson Properties Trust                          181,546
                                                        45,400   Realty Income Corp. (b)                                  1,163,148
                                                        11,195   Redwood Trust, Inc. (b)                                    406,938
                                                         4,522   Saul Centers, Inc.                                         227,185
                                                        42,614   Senior Housing Properties Trust                          1,009,952
                                                         9,780   Sovran Self Storage, Inc.                                  417,704
                                                        31,300   Strategic Hotel Capital, Inc.                              410,969
                                                         7,443   Sun Communities, Inc.                                      152,582
                                                        28,300   Sunstone Hotel Investors, Inc.                             453,083
                                                        14,122   Tanger Factory Outlet Centers, Inc.                        543,273
                                                         2,475   Tarragon Corp. (a)(b)                                        5,321
                                                        19,270   U-Store-It Trust                                           218,329
                                                         5,427   Universal Health Realty Income Trust                       180,719
                                                         7,900   Urstadt Biddle Properties, Inc. Class A                    124,267
                                                        20,265   Washington Real Estate Investment Trust                    677,256
                                                        16,900   Winthrop Realty Trust, Inc.                                 69,628
                                                                                                                        -----------
                                                                                                                         31,798,402
-----------------------------------------------------------------------------------------------------------------------------------
Recreational Vehicles & Boats - 0.2%                     5,543   Arctic Cat, Inc.                                            40,408
                                                        29,499   Fleetwood Enterprises, Inc. (a)(b)                         135,695
                                                         2,875   Marine Products Corp.                                       23,230
                                                        12,624   Monaco Coach Corp.                                         119,676
                                                        15,600   Polaris Industries, Inc. (b)                               639,756
                                                        12,190   Winnebago Industries, Inc. (b)                             206,011
                                                                                                                        -----------
                                                                                                                          1,164,776
-----------------------------------------------------------------------------------------------------------------------------------
Rental & Leasing Services: Commercial - 0.1%             6,053   Electro Rent Corp.                                          91,703
                                                         8,400   H&E Equipment Services, Inc. (a)                           105,588
                                                        11,510   McGrath RentCorp                                           277,506
                                                                                                                        -----------
                                                                                                                            474,797
-----------------------------------------------------------------------------------------------------------------------------------
Rental & Leasing Services: Consumer - 0.3%              19,493   Aaron Rents, Inc. (c)                                      419,879
                                                         4,100   Amerco, Inc. (a)(b)                                        234,069
                                                         9,895   Dollar Thrifty Automotive Group, Inc. (a)                  134,968
                                                         8,200   RSC Holdings, Inc. (a)                                      89,380
                                                        31,200   Rent-A-Center, Inc. (a)                                    572,520
                                                                                                                        -----------
                                                                                                                          1,450,816
-----------------------------------------------------------------------------------------------------------------------------------
Restaurants - 1.4%                                      12,800   AFC Enterprises, Inc. (a)                                  115,072
                                                         8,000   BJ's Restaurants, Inc. (a)                                 115,280

Master Small Cap Index Series
Schedule of Investments March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                                Shares   Common Stocks                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                         3,700   Benihana, Inc. Class A (a)                             $    41,699
                                                        12,980   Bob Evans Farms, Inc.                                      358,118
                                                         7,050   Buffalo Wild Wings, Inc. (a)                               172,725
                                                        10,600   CBRL Group, Inc.                                           379,162
                                                        11,350   CEC Entertainment, Inc. (a)                                327,788
                                                        24,100   CKE Restaurants, Inc.                                      270,402
                                                        13,450   California Pizza Kitchen, Inc. (a)                         176,330
                                                         5,200   Carrols Restaurant Group, Inc. (a)                          46,436
                                                        14,700   Chipotle Mexican Grill, Inc. Class B (a)                 1,427,223
                                                        41,400   Denny's Corp. (a)                                          122,958
                                                        20,050   Domino's Pizza, Inc.                                       270,475
                                                         7,848   IHOP Corp. (b)                                             375,919
                                                        26,236   Jack in the Box, Inc. (a)                                  704,961
                                                        24,900   Jamba, Inc. (a)(b)                                          65,985
                                                        30,200   Krispy Kreme Doughnuts, Inc. (a)(b)                         92,110
                                                         5,396   Landry's Restaurants, Inc. (b)                              87,847
                                                         6,900   McCormick & Schmick's Seafood Restaurants, Inc. (a)         80,385
                                                         5,300   Morton's Restaurant Group, Inc. (a)                         42,029
                                                        10,384   O'Charleys, Inc.                                           119,624
                                                        10,508   P.F. Chang's China Bistro, Inc. (a)(b)                     298,848
                                                         9,896   Papa John's International, Inc. (a)                        239,582
                                                         7,600   Red Robin Gourmet Burgers, Inc. (a)                        285,532
                                                        24,900   Ruby Tuesday, Inc.                                         186,750
                                                         9,200   Ruth's Chris Steak House, Inc. (a)                          63,572
                                                        27,420   Sonic Corp. (a)                                            604,337
                                                        11,428   The Steak n Shake Co. (a)                                   89,938
                                                        24,100   Texas Roadhouse, Inc. Class A (a)                          236,180
                                                        25,450   Triarc Cos.                                                175,860
                                                                                                                        -----------
                                                                                                                          7,573,127
-----------------------------------------------------------------------------------------------------------------------------------
Retail - 3.0%                                           11,424   1-800-FLOWERS.COM, Inc. Class A (a)                         97,218
                                                        21,400   99 Cents Only Stores (a)                                   211,646
                                                         9,700   A.C. Moore Arts & Crafts, Inc. (a)                          66,154
                                                        30,075   Aeropostale, Inc. (a)                                      815,333
                                                        11,900   Asbury Automotive Group, Inc.                              163,744
                                                         9,500   bebe Stores, Inc.                                          102,125
                                                        10,600   Big 5 Sporting Goods Corp.                                  92,962
                                                        87,000   Blockbuster, Inc. Class A (a)(b)                           283,620
                                                         6,100   Blue Nile, Inc. (a)(b)                                     330,315
                                                         5,100   The Bon-Ton Stores, Inc. (b)                                27,897
                                                         7,500   Books-A-Million, Inc.                                       65,550
                                                        27,000   Borders Group, Inc.                                        158,490
                                                        19,927   Brown Shoe Co., Inc.                                       300,300
                                                         6,373   The Buckle, Inc.                                           285,064
                                                         7,500   Build-A-Bear Workshop, Inc. (a)                             68,175
                                                        20,134   CSK Auto Corp. (a)                                         187,447
                                                        16,100   Cabela's, Inc. Class A (a)(b)                              227,976
                                                         5,350   Cache, Inc. (a)                                             60,401

Master Small Cap Index Series
Schedule of Investments March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                                Shares   Common Stocks                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                        13,500   Casual Male Retail Group, Inc. (a)                     $    56,700
                                                        11,895   The Cato Corp. Class A                                     177,711
                                                        32,134   Central Garden & Pet Co. Class A (a)                       142,675
                                                        11,600   Charlotte Russe Holding, Inc. (a)                          201,144
                                                        48,640   Charming Shoppes, Inc. (a)(b)                              234,931
                                                        10,185   The Children's Place Retail Stores, Inc. (a)               250,144
                                                        14,928   Christopher & Banks Corp.                                  149,131
                                                        29,600   Collective Brands, Inc. (a)                                358,752
                                                         5,700   Conn's, Inc. (a)(b)                                         92,967
                                                        21,390   Dress Barn, Inc. (a)                                       276,787
                                                        10,000   Eddie Bauer Holdings, Inc. (a)                              38,900
                                                        16,900   Ezcorp, Inc. (a)                                           208,039
                                                         9,000   FTD Group, Inc.                                            120,780
                                                        18,535   Fred's, Inc.                                               189,984
                                                         9,200   GSI Commerce, Inc. (a)                                     120,980
                                                         8,000   Gaiam, Inc. (a)                                            138,560
                                                         4,700   Gander Mountain Co. (a)(b)                                  28,576
                                                        10,338   Genesco, Inc. (a)                                          238,911
                                                         9,132   Group 1 Automotive, Inc.                                   214,419
                                                        12,958   Gymboree Corp. (a)                                         516,765
                                                        14,475   Hibbett Sports, Inc. (a)                                   223,494
                                                        20,681   Hot Topic, Inc. (a)                                         89,135
                                                        21,098   Insight Enterprises, Inc. (a)                              369,215
                                                        11,405   Jo-Ann Stores, Inc. (a)                                    167,996
                                                         8,233   Jos. A. Bank Clothiers, Inc. (a)(b)                        168,777
                                                         1,488   Lawson Products, Inc.                                       40,994
                                                         7,500   Lithia Motors, Inc. Class A                                 76,200
                                                         7,600   MarineMax, Inc. (a)                                         94,696
                                                        24,400   Men's Wearhouse, Inc.                                      567,788
                                                         9,300   New York & Co. (a)                                          53,382
                                                         7,700   Overstock.com, Inc. (a)(b)                                  91,707
                                                         2,400   PC Connection, Inc. (a)                                     19,008
                                                        31,700   Pacific Sunwear of California, Inc. (a)                    399,737
                                                        10,400   The Pantry, Inc. (a)                                       219,232
                                                        16,510   The Pep Boys - Manny, Moe & Jack                           164,440
                                                        10,000   PetMed Express, Inc. (a)                                   110,900
                                                        40,099   Pier 1 Imports, Inc. (a)                                   251,822
                                                        16,916   Priceline.com, Inc. (a)(b)                               2,044,468
                                                         5,200   PriceSmart, Inc.                                           144,092
                                                        11,800   Retail Ventures, Inc. (a)                                   57,230
                                                        15,200   Rush Enterprises, Inc. Class A (a)                         240,768
                                                         5,947   Russ Berrie & Co., Inc. (a)                                 83,615
                                                        38,200   Sally Beauty Co., Inc. (a)                                 263,580
                                                         9,654   School Specialty, Inc. (a)                                 304,487
                                                         6,800   Shutterfly, Inc. (a)                                       101,116
                                                        14,200   Sonic Automotive, Inc.                                     291,810
                                                        19,650   Stage Stores, Inc.                                         318,330

Master Small Cap Index Series
Schedule of Investments March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                                Shares   Common Stocks                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                         7,803   Stamps.com, Inc. (a)                                   $    80,059
                                                        12,924   Stein Mart, Inc.                                            72,633
                                                         5,100   Systemax, Inc.                                              61,506
                                                        10,700   The Talbots, Inc. (b)                                      115,346
                                                        14,190   Tuesday Morning Corp. (a)                                   73,504
                                                        11,266   Tween Brands, Inc. (a)                                     278,721
                                                        19,380   United Natural Foods, Inc. (a)                             362,600
                                                        14,456   ValueVision Media, Inc. Class A (a)                         80,086
                                                         6,700   Volcom, Inc. (a)                                           135,407
                                                        39,200   The Wet Seal, Inc. Class A (a)                             132,888
                                                        18,800   Zale Corp. (a)(b)                                          371,488
                                                         8,000   Zumiez, Inc. (a)(b)                                        125,520
                                                                                                                        -----------
                                                                                                                         16,149,050
-----------------------------------------------------------------------------------------------------------------------------------
Savings & Loan - 1.1%                                    9,037   Anchor Bancorp Wisconsin, Inc.                             171,432
                                                        19,742   BankAtlantic Bancorp, Inc. Class A                          77,191
                                                        22,838   Bank Mutual Corp.                                          245,280
                                                        15,073   BankUnited Financial Corp. Class A (b)                      75,516
                                                         5,000   Berkshire Hills Bancorp, Inc.                              125,950
                                                        28,387   Brookline Bancorp, Inc.                                    325,883
                                                        11,349   Dime Community Bancshares, Inc.                            198,381
                                                         9,700   Downey Financial Corp. (b)                                 178,286
                                                         6,300   FirstFed Financial Corp. (a)(b)                            171,045
                                                         5,626   First Financial Holdings, Inc.                             131,986
                                                        47,753   First Niagara Financial Group, Inc.                        648,963
                                                         7,800   First Place Financial Corp.                                101,400
                                                        20,550   Flagstar Bancorp, Inc.                                     148,371
                                                         9,775   Flushing Financial Corp.                                   171,845
                                                         5,078   Great Southern Bancorp, Inc.                                79,267
                                                         5,850   Horizon Financial Corp.                                     80,788
                                                         5,350   IBERIABANK Corp.                                           236,738
                                                         2,900   Imperial Capital Bancorp, Inc.                              62,698
                                                           200   K Fed Bancorp                                                2,282
                                                         7,200   Kearny Financial Corp.                                      78,840
                                                           800   NASB Financial, Inc.                                        20,808
                                                        51,200   NewAlliance Bancshares, Inc.                               627,712
                                                         7,267   Northwest Bancorp, Inc.                                    198,607
                                                        12,365   Ocwen Financial Corp. (a)                                   54,901
                                                        10,611   PFF Bancorp, Inc. (b)                                       88,284
                                                        28,058   Provident Financial Services, Inc.                         396,740
                                                        18,389   Provident New York Bancorp                                 248,252
                                                         3,000   Rockville Financial, Inc.                                   41,100
                                                         2,900   Roma Financial Corp.                                        43,239
                                                        23,243   Sterling Financial Corp.                                   362,823
                                                         9,300   TierOne Corp.                                              104,904
                                                         8,261   United Community Financial Corp.                            51,218
                                                         5,600   ViewPoint Financial Group                                   92,456

Master Small Cap Index Series
Schedule of Investments March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                                Shares   Common Stocks                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                        49,633   W Holding Co., Inc. (b)                                $    59,063
                                                         4,712   Westfield Financial, Inc.                                   46,036
                                                                                                                        -----------
                                                                                                                          5,748,285
-----------------------------------------------------------------------------------------------------------------------------------
Scientific Equipment & Suppliers - 0.2%                 16,135   Newport Corp. (a)                                          180,228
                                                        13,835   Varian, Inc. (a)                                           801,323
                                                                                                                        -----------
                                                                                                                            981,551
-----------------------------------------------------------------------------------------------------------------------------------
Securities Brokerage &                                  21,445   Centerline Holding Co. (b)                                  87,067
Services - 0.5%                                          7,300   GFI Group, Inc.                                            418,290
                                                        13,300   KBW, Inc. (a)(b)                                           293,265
                                                        43,700   Knight Capital Group, Inc. Class A (a)                     709,688
                                                        24,700   LaBranche & Co., Inc. (a)                                  107,445
                                                        42,900   Ladenburg Thalmann Financial Services, Inc. (a)(b)          80,223
                                                        12,100   MarketAxess Holdings, Inc. (a)                             120,274
                                                        19,800   optionsXpress Holdings, Inc.                               410,058
                                                         7,000   Penson Worldwide, Inc. (a)                                  64,610
                                                        10,306   SWS Group, Inc.                                            126,042
                                                        10,300   Thomas Weisel Partners Group, Inc. (a)                      68,186
                                                                                                                        -----------
                                                                                                                          2,485,148
-----------------------------------------------------------------------------------------------------------------------------------
Services: Commercial - 3.4%                             19,670   ABM Industries, Inc.                                       441,395
                                                        15,905   AMN Healthcare Services, Inc. (a)                          245,255
                                                         9,961   Administaff, Inc.                                          235,179
                                                         8,200   The Advisory Board Co. (a)                                 450,508
                                                         7,300   Ambassadors Group, Inc. (b)                                137,897
                                                         4,600   Ambassadors International, Inc.                             34,086
                                                         3,600   Barrett Business Services, Inc.                             61,668
                                                        21,953   CBIZ, Inc. (a)                                             178,258
                                                         6,001   CDI Corp.                                                  150,325
                                                         5,100   CRA International, Inc. (a)                                163,914
                                                        10,578   Casella Waste Systems, Inc. (a)                            115,617
                                                        10,872   Chemed Corp.                                               458,798
                                                         8,750   CoStar Group, Inc. (a)                                     376,250
                                                        12,592   Coinstar, Inc. (a)                                         354,339
                                                         5,000   Cornell Cos., Inc. (a)                                     112,300
                                                        14,700   Cross Country Healthcare, Inc. (a)                         181,839
                                                        12,400   Diamond Management & Technology Consultants, Inc.           79,980
                                                        10,000   DynCorp. International, Inc. (a)                           166,800
                                                         6,804   Exponent, Inc. (a)                                         223,443
                                                        21,241   FTI Consulting, Inc. (a)                                 1,508,961
                                                         3,600   First Advantage Corp. Class A (a)                           76,284
                                                         6,381   Forrester Research, Inc. (a)                               169,607
                                                         9,077   G&K Services, Inc. Class A                                 323,232
                                                        22,700   The Geo Group, Inc. (a)                                    645,588
                                                        11,400   Gevity HR, Inc.                                             98,724
                                                         8,020   Global Sources Ltd. (a)                                    119,097
                                                        25,200   Harris Interactive, Inc. (a)                                68,796
                                                         8,158   Heidrick & Struggles International, Inc.                   265,380
                                                        11,700   Hudson Highland Group, Inc. (a)                             99,099

Master Small Cap Index Series
Schedule of Investments March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                                Shares   Common Stocks                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                         4,100   ICT Group, Inc. (a)                                    $    41,369
                                                        33,300   IKON Office Solutions, Inc.                                253,080
                                                        13,900   Jackson Hewitt Tax Service, Inc.                           159,433
                                                        10,668   Kelly Services, Inc. Class A                               219,334
                                                        15,000   Kforce, Inc. (a)                                           132,600
                                                        12,700   The Knot, Inc. (a)                                         149,225
                                                        21,268   Korn/Ferry International (a)                               359,429
                                                         4,000   Liquidity Services, Inc. (a)                                32,000
                                                         8,404   MAXIMUS, Inc.                                              308,511
                                                        43,905   MPS Group, Inc. (a)                                        518,957
                                                         6,842   Midas, Inc. (a)                                            117,614
                                                         7,550   Monro Muffler, Inc.                                        127,595
                                                        21,423   Navigant Consulting, Inc. (a)                              406,609
                                                        17,900   Net 1 UEPS Technologies, Inc. (a)                          403,645
                                                        16,400   On Assignment, Inc. (a)                                    104,140
                                                        12,300   Orbitz Worldwide, Inc. (a)                                  84,747
                                                        24,264   PHH Corp. (a)                                              422,922
                                                        11,000   People Support, Inc. (a)                                   100,320
                                                        13,600   Perficient, Inc. (a)                                       107,984
                                                         3,760   Pre-Paid Legal Services, Inc. (a)                          159,462
                                                         5,400   The Providence Service Corp. (a)                           162,000
                                                        20,000   Regis Corp.                                                549,800
                                                        20,532   Resources Connection, Inc.                                 366,907
                                                        17,553   Rollins, Inc.                                              310,513
                                                        19,800   Source Interlink Cos., Inc. (a)(b)                          37,620
                                                        25,929   Spherion Corp. (a)                                         158,685
                                                         4,600   Standard Parking Corp. (a)                                  96,416
                                                         7,400   Steiner Leisure Ltd. (a)                                   244,200
                                                        18,889   TeleTech Holdings, Inc. (a)                                424,247
                                                        26,231   Tetra Tech, Inc. (a)                                       511,767
                                                         3,500   Travelzoo, Inc. (a)                                         38,640
                                                        18,222   TrueBlue, Inc. (a)                                         244,904
                                                         6,600   Unifirst Corp.                                             244,794
                                                         9,200   Viad Corp.                                                 331,292
                                                         6,638   Volt Information Sciences, Inc. (a)                        112,580
                                                        30,927   Waste Connections, Inc. (a)                                950,696
                                                         2,200   Waste Industries USA, Inc.                                  79,530
                                                         7,033   Waste Services, Inc. (a)                                    57,108
                                                        19,215   Watson Wyatt Worldwide, Inc.                             1,090,451
                                                        12,900   World Fuel Services Corp.                                  362,103
                                                                                                                        -----------
                                                                                                                         18,125,848
-----------------------------------------------------------------------------------------------------------------------------------
Shipping - 0.8%                                         22,700   American Commercial Lines, Inc. (a)(c)                     358,660
                                                         6,200   Arlington Tankers Ltd.                                     130,200
                                                        10,100   Double Hull Tankers, Inc. (b)                              107,161
                                                        21,100   Eagle Bulk Shipping, Inc.                                  543,536
                                                         9,100   Genco Shipping & Trading Ltd. (b)                          513,513
                                                        13,100   General Maritime Corp.                                     309,291

Master Small Cap Index Series
Schedule of Investments March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                                Shares   Common Stocks                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                        14,300   Golar LNG Ltd.                                         $   261,261
                                                        10,300   Gulfmark Offshore, Inc. (a)                                563,616
                                                        13,100   Horizon Lines, Inc. Class A                                243,791
                                                         7,900   Knightsbridge Tankers Ltd.                                 210,772
                                                        13,600   Nordic American Tanker Shipping Ltd. (b)                   380,800
                                                        14,300   Ship Finance International Ltd. (b)                        375,804
                                                         2,300   TBS International Ltd. (a)                                  69,460
                                                                                                                        -----------
                                                                                                                          4,067,865
-----------------------------------------------------------------------------------------------------------------------------------
Shoes - 0.5%                                             7,600   DSW, Inc. Class A (a)(b)                                    98,420
                                                         5,800   Deckers Outdoor Corp. (a)                                  625,356
                                                        19,966   The Finish Line, Inc. Class A                               95,038
                                                         2,900   Heelys, Inc. (a)(b)                                         12,441
                                                        22,900   Iconix Brand Group, Inc. (a)                               397,315
                                                        11,896   K-Swiss, Inc. Class A                                      188,195
                                                         4,792   Kenneth Cole Productions, Inc. Class A                      81,176
                                                         4,200   Shoe Carnival, Inc. (a)                                     56,826
                                                         8,055   Skechers U.S.A., Inc. Class A (a)                          162,792
                                                         9,368   Steven Madden Ltd. (a)                                     160,474
                                                        19,500   Timberland Co. Class A (a)                                 267,735
                                                         2,600   Weyco Group, Inc.                                           77,142
                                                        23,008   Wolverine World Wide, Inc.                                 667,462
                                                                                                                        -----------
                                                                                                                          2,890,372
-----------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 0.0%                                  5,000   Teekay Tankers Ltd. Class A                                 85,600
-----------------------------------------------------------------------------------------------------------------------------------
Steel - 0.3%                                             4,300   Esmark, Inc. (a)                                            48,590
                                                        11,534   Gibraltar Industries, Inc.                                 135,294
                                                         4,000   Olympic Steel, Inc.                                        180,400
                                                         9,850   Schnitzer Steel Industries, Inc. Class A                   699,547
                                                         3,100   Universal Stainless & Alloy Products, Inc. (a)              92,101
                                                        30,500   Worthington Industries, Inc. (b)                           514,535
                                                                                                                        -----------
                                                                                                                          1,670,467
-----------------------------------------------------------------------------------------------------------------------------------
Sugar - 0.0%                                             5,500   Imperial Sugar Co. New Shares                              103,510
-----------------------------------------------------------------------------------------------------------------------------------
Telecommunications Equipment - 0.5%                        500   Airvana, Inc. (a)                                            2,615
                                                        60,500   Arris Group, Inc. (a)                                      352,110
                                                         6,285   Audiovox Corp. Class A (a)                                  67,124
                                                        20,261   Belden, Inc.                                               715,619
                                                        17,000   Mastec, Inc. (a)                                           139,570
                                                         9,100   OpNext, Inc. (a)                                            49,595
                                                        20,199   Plantronics, Inc.                                          390,043
                                                        39,800   Polycom, Inc. (a)                                          897,092
                                                        59,777   Powerwave Technologies, Inc. (a)                           152,431
                                                           600   Preformed Line Products Co.                                 29,208
                                                        21,900   Symmetricom, Inc. (a)                                       76,431
                                                                                                                        -----------
                                                                                                                          2,871,838
-----------------------------------------------------------------------------------------------------------------------------------
Textile Products - 0.1%                                 24,821   Interface, Inc. Class A                                    348,735
-----------------------------------------------------------------------------------------------------------------------------------
Textiles Apparel Manufacturers - 0.8%                   26,400   Carter's, Inc. (a)                                         426,360
                                                         3,500   Cherokee, Inc. (b)                                         117,845
                                                         6,300   Columbia Sportswear Co. (b)                                277,389

Master Small Cap Index Series
Schedule of Investments March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                                Shares   Common Stocks                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                         6,200   G-III Apparel Group, Ltd. (a)                          $    83,204
                                                        17,570   J. Crew Group, Inc. (a)                                    776,067
                                                         5,800   Lululemon Athletica, Inc. (a)(b)                           164,894
                                                        10,600   Maidenform Brands, Inc. (a)                                172,462
                                                         5,942   Oxford Industries, Inc.                                    133,873
                                                         5,250   Perry Ellis International, Inc. (a)                        114,608
                                                        53,500   Quiksilver, Inc. (a)                                       524,835
                                                         6,500   True Religion Apparel, Inc. (a)(b)                         120,575
                                                        11,200   Under Armour, Inc. Class A (a)(b)                          409,920
                                                        20,800   The Warnaco Group, Inc. (a)                                820,352
                                                                                                                        -----------
                                                                                                                          4,142,384
-----------------------------------------------------------------------------------------------------------------------------------
Tires & Rubber - 0.1%                                   26,000   Cooper Tire & Rubber Co.                                   389,220
                                                        10,100   Titan International, Inc.                                  309,161
                                                                                                                        -----------
                                                                                                                            698,381
-----------------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.3%                                          43,455   Alliance One International, Inc. (a)                       262,468
                                                         7,320   Schweitzer-Mauduit International, Inc.                     169,385
                                                        12,156   Universal Corp.                                            796,583
                                                        14,244   Vector Group Ltd.                                          250,552
                                                                                                                        -----------
                                                                                                                          1,478,988
-----------------------------------------------------------------------------------------------------------------------------------
Toys - 0.2%                                             12,730   Jakks Pacific, Inc. (a)                                    350,966
                                                        15,946   Leapfrog Enterprises, Inc. (a)                             112,419
                                                        21,400   Marvel Entertainment, Inc. (a)                             573,306
                                                                                                                        -----------
                                                                                                                          1,036,691
-----------------------------------------------------------------------------------------------------------------------------------
Transportation Miscellaneous - 0.2%                     10,200   Celadon Group, Inc. (a)                                     98,736
                                                         5,000   Dynamex, Inc. (a)                                          126,500
                                                        17,500   HUB Group, Inc. Class A (a)                                575,575
                                                        18,900   Odyssey Marine Exploration, Inc. (a)                       101,493
                                                        15,800   Pacer International, Inc.                                  259,594
                                                         2,000   Textainer Group Holdings Ltd.                               30,160
                                                         7,400   Ultrapetrol Bahamas Ltd. (a)                                75,776
                                                                                                                        -----------
                                                                                                                          1,267,834
-----------------------------------------------------------------------------------------------------------------------------------
Truckers - 0.5%                                         10,241   Arkansas Best Corp.                                        326,278
                                                        13,632   Forward Air Corp.                                          483,118
                                                        26,273   Heartland Express, Inc.                                    374,653
                                                        25,962   Knight Transportation, Inc. (b)                            427,335
                                                         6,850   Marten Transport Ltd. (a)                                  106,312
                                                        13,425   Old Dominion Freight Line, Inc. (a)                        427,318
                                                           400   Patriot Transportation Holding, Inc. (a)                    31,376
                                                         6,281   Saia, Inc. (a)                                              99,617
                                                         1,600   Universal Truckload Services, Inc. (a)                      33,392
                                                        19,400   Werner Enterprises, Inc.                                   360,064
                                                                                                                        -----------
                                                                                                                          2,669,463
-----------------------------------------------------------------------------------------------------------------------------------
Utilities: Cable TV & Radio - 0.0%                          25   Mediacom Communications Corp. Class A (a)(b)               109,116
-----------------------------------------------------------------------------------------------------------------------------------
Utilities: Electrical - 1.6%                            11,666   Allete, Inc.                                               450,541
                                                        23,875   Avista Corp.                                               466,995
                                                        17,000   Black Hills Corp.                                          608,260
                                                         7,189   CH Energy Group, Inc.                                      279,652

Master Small Cap Index Series
Schedule of Investments March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                                Shares   Common Stocks                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                         4,800   Central Vermont Public Service Corp.                   $   114,720
                                                        26,967   Cleco Corp.                                                598,128
                                                        20,808   El Paso Electric Co. (a)                                   444,667
                                                        15,268   The Empire District Electric Co.                           309,177
                                                        19,800   IDACORP, Inc.                                              635,778
                                                        21,800   ITC Holdings Corp.                                       1,134,908
                                                         8,945   MGE Energy, Inc.                                           304,667
                                                        16,400   NorthWestern Corp.                                         399,668
                                                        12,586   Otter Tail Corp.                                           445,419
                                                        34,700   PNM Resources, Inc.                                        432,709
                                                         6,400   Pike Electric Corp. (a)                                     89,152
                                                        13,900   Portland General Electric Co.                              313,445
                                                        11,467   UIL Holdings Corp.                                         345,501
                                                        16,083   Unisource Energy Corp.                                     358,008
                                                        44,900   Westar Energy, Inc.                                      1,022,373
                                                                                                                        -----------
                                                                                                                          8,753,768
-----------------------------------------------------------------------------------------------------------------------------------
Utilities: Gas                                           2,700   EnergySouth, Inc.                                          140,913
Distributors - 0.9%                                      9,848   The Laclede Group, Inc.                                    350,884
                                                        18,961   New Jersey Resources Corp.                                 588,739
                                                        19,300   Nicor, Inc.                                                646,743
                                                        12,199   Northwest Natural Gas Co.                                  529,925
                                                        33,600   Piedmont Natural Gas Co. (b)                               882,336
                                                        13,332   South Jersey Industries, Inc.                              468,087
                                                        19,090   Southwest Gas Corp.                                        533,756
                                                        21,800   WGL Holdings, Inc.                                         698,908
                                                                                                                        -----------
                                                                                                                          4,840,291
-----------------------------------------------------------------------------------------------------------------------------------
Utilities: Miscellaneous - 0.1%                        159,400   Aquila, Inc. (a)                                           511,674
-----------------------------------------------------------------------------------------------------------------------------------
Utilities:                                              19,600   Alaska Communications Systems Group, Inc.                  239,904
Telecommunications - 1.0%                                4,400   Atlantic Tele-Network, Inc.                                148,852
                                                        11,526   Centennial Communications Corp. (a)                         68,119
                                                       112,000   Cincinnati Bell, Inc. (a)                                  477,120
                                                        10,734   Consolidated Communications Holdings, Inc.                 162,405
                                                        16,200   FairPoint Communications, Inc.                             146,124
                                                        46,850   FiberTower Corp. (a)                                        82,456
                                                        24,739   General Communication, Inc. Class A (a)                    151,897
                                                        16,200   Global Crossing Ltd. (a)(b)                                245,592
                                                         5,800   Globalstar, Inc. (a)(b)                                     42,282
                                                           300   Hungarian Telephone & Cable Corp. (a)                        5,205
                                                        46,400   ICO Global Communications Holdings Ltd. (a)                143,376
                                                        18,200   IDT Corp. Class B                                           70,434
                                                        10,600   Ibasis, Inc.                                                43,460
                                                        14,400   Iowa Telecommunications Services, Inc.                     255,312
                                                         7,900   iPCS, Inc.                                                 184,465
                                                        12,700   NTELOS Holdings Corp.                                      307,340
                                                         2,100   Neutral Tandem, Inc. (a)                                    37,821
                                                        10,100   ORBCOMM, Inc. (a)(b)                                        50,096
                                                        31,220   PAETEC Holding Corp. (a)                                   207,925

Master Small Cap Index Series
Schedule of Investments March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                                Shares   Common Stocks                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                        26,000   Premiere Global Services, Inc. (a)                    $    372,840
                                                        14,100   RCN Corp.                                                  157,638
                                                         5,000   Rural Cellular Corp. Class A (a)                           221,150
                                                         9,100   Shenandoah Telecom Co.                                     135,044
                                                         6,800   SureWest Communications                                    105,128
                                                        65,000   Time Warner Telecom, Inc. Class A (a)(b)                 1,006,850
                                                        11,020   USA Mobility, Inc.                                          78,683
                                                        10,600   Virgin Mobile USA, Inc. (a)                                 21,518
                                                                                                                       ------------
                                                                                                                          5,169,036
-----------------------------------------------------------------------------------------------------------------------------------
Utilities: Water - 0.2%                                  7,785   American States Water Co.                                  280,260
                                                         8,896   California Water Service Group                             339,382
                                                         6,700   Consolidated Water Co., Inc.                               147,601
                                                         6,948   SJW Corp.                                                  198,643
                                                        11,383   Southwest Water Co. (b)                                    126,010
                                                                                                                       ------------
                                                                                                                          1,091,896
-----------------------------------------------------------------------------------------------------------------------------------
Wholesale & International Trade - 0.2%                  15,925   Central European Distribution Corp. (a)                    926,676
-----------------------------------------------------------------------------------------------------------------------------------
Wholesalers - 0.4%                                      21,130   Brightpoint, Inc. (a)                                      176,647
                                                         7,400   Houston Wire & Cable Co. (b)                               118,548
                                                        49,100   LKQ Corp. (a)                                            1,103,277
                                                         4,000   MWI Veterinary Supply, Inc. (a)                            141,040
                                                        14,400   Prestige Brands Holdings, Inc. (a)                         117,792
                                                        10,969   United Stationers, Inc. (a)                                523,221
                                                                                                                       ------------
                                                                                                                          2,180,525
-----------------------------------------------------------------------------------------------------------------------------------
                                                                 Total Common Stocks
                                                                 (Cost - $471,506,646) - 94.1%                          502,889,832
-----------------------------------------------------------------------------------------------------------------------------------

                                                                 Exchange-Traded Funds
-----------------------------------------------------------------------------------------------------------------------------------
                                                       105,012   iShares Russell 2000 Index Fund (b)                      7,194,372
-----------------------------------------------------------------------------------------------------------------------------------
                                                                 Total Exchange-Traded Funds
                                                                 (Cost - $7,637,513) - 1.4%                               7,194,372
-----------------------------------------------------------------------------------------------------------------------------------

                                                                 Mutual Funds
-----------------------------------------------------------------------------------------------------------------------------------
Investment Management Companies - 0.2%                   2,700   BlackRock Kelso Capital Corp. (d)                           32,238
                                                         9,600   Gladstone Capital Corp. (b)                                179,616
                                                        15,100   Hercules Technology Growth Capital, Inc.                   163,986
                                                         4,700   Kayne Anderson Energy Development Co.                      117,030
                                                        10,000   Patriot Capital Funding, Inc.                              104,700
                                                         8,100   Pennantpark Investment Corp.                                68,931
                                                        10,900   Prospect Capital Corp. (b)                                 165,898
-----------------------------------------------------------------------------------------------------------------------------------
                                                                 Total Mutual Funds  (Cost - $957,470) - 0.2%               832,399
-----------------------------------------------------------------------------------------------------------------------------------

                                                                 Rights
-----------------------------------------------------------------------------------------------------------------------------------
Investment Management Companies - 0.0%                   9,479   Ares Capital Corp. (e)                                       5,308
                                                         3,715   MCG Capital Corp. (f)                                        3,975
                                                                                                                       ------------
                                                                                                                              9,283
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate - 0.0%                                       1,610   FX Real Estate Entertainment, Inc. (g)                           0
-----------------------------------------------------------------------------------------------------------------------------------
                                                                 Total Rights (Cost - $0) - 0.0%                              9,283
-----------------------------------------------------------------------------------------------------------------------------------

Master Small Cap Index Series
Schedule of Investments March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                               Shares    Other Interests (h)                                      Value
-----------------------------------------------------------------------------------------------------------------------------------
Oil: Crude Producers - 0.0%                               500    PetroCorp Inc. (Escrow Shares) (h)                   $          --
-----------------------------------------------------------------------------------------------------------------------------------
                                                                 Total Other Interests (Cost - $0) 0.0%                          --
-----------------------------------------------------------------------------------------------------------------------------------

                                                   Beneficial
                                                     Interest
                                                        (000)    Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
                                                     $ 63,873    BlackRock Liquidity Series, LLC Cash Sweep
                                                                 Series, 2.92% (d)(i)                                    63,872,602
                                                     $ 68,074    BlackRock Liquidity Series, LLC Money Market
                                                                 Series, 3.10% (d)(i)(j)                                 68,073,983
-----------------------------------------------------------------------------------------------------------------------------------
                                                                 Total Short-Term Securities
                                                                 (Cost - $131,946,585) - 24.7%                          131,946,585
-----------------------------------------------------------------------------------------------------------------------------------
                                                                 Total Investments  (Cost - $612,048,214*) - 120.4%     642,872,471

                                                                 Liabilities in Excess of Other Assets - (20.4%)       (108,766,323)
                                                                                                                      -------------
                                                                 Net Assets - 100.0%                                  $ 534,106,148
                                                                                                                      =============

* The cost and unrealized appreciation (depreciation) of investments, as of March 31, 2008, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 617,950,582
                                                                  =============
      Gross unrealized appreciation                               $  94,614,881
      Gross unrealized depreciation                                 (69,692,992)
                                                                  -------------
      Net unrealized appreciation                                 $  24,921,889
                                                                  =============

(a)   Non-income producing security.
(b)   Security, or a portion of security, is on loan.
(c) Security held as collateral in connection with open financial futures contracts.
(d) Investments in companies considered to be an affiliate of the Series, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      ------------------------------------------------------------------------------------------------------
                                                  Purchase           Sales         Realized       Dividend
      Affiliate                                     Cost             Cost            Gain          Income
      ------------------------------------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC
      Cash Sweep Series                        $ 30,645,809*              --          --        $    193,232
      BlackRock Liquidity Series, LLC
      Money Market Series                                --     $(15,734,834)**       --        $    273,622
      Anthracite Capital, Inc.                 $     32,689               --          --        $      7,860
      BlackRock Kelso Capital Corp.            $      2,518               --          --        $      1,118
      ------------------------------------------------------------------------------------------------------

*     Represents net purchase cost.
**    Represents net sales cost.
(e)   The rights may be exercised until April 21, 2008.
(f)   The rights may be exercised until April 18, 2008.
(g)   The rights may be exercised until April 11, 2008.
(h) Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.
(i)   Represents the current yield as of report date.
(j)   Security was purchased with the cash proceeds from securities loans.

Master Small Cap Index Series
Schedule of Investments March 31, 2008 (Unaudited)

o For Series compliance purposes, the Series' industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.
o Financial futures contracts purchased as of March 31, 2008 were as follows:

      --------------------------------------------------------------------------
                                        Expiration       Face        Unrealized
      Contracts         Issue              Date          Value      Depreciation
      --------------------------------------------------------------------------
         66       Russell 2000 Index    June 2008    $ 21,803,439    $ (966,561)
      --------------------------------------------------------------------------

Master Small Cap Index Series of Quantitative Master Series LLC

o Effective January 1, 2008, the Master Small Cap Index Series of Quantitative Master Series LLC (the "Master") adopted FASB Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:
            o Level 1 - price quotations in active markets/exchanges for identical securities
            o Level 2 -other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market -corroborated inputs)
            o Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Master's own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Master's policy regarding valuation of investments and other significant accounting policies, please refer to the Master's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of March 31, 2008 in determining the fair valuation of the Master's investments:

--------------------------------------------------------------------------------
                                            Investments in       Other Financial
Valuation Inputs                              Securities           Instruments*
--------------------------------------------------------------------------------
Level 1                                    $  510,917,815           $ 966,561
Level 2                                       131,954,656                   0
Level 3                                                 0                   0
--------------------------------------------------------------------------------
Total                                      $  642,872,471           $ 966,561
================================================================================

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the investment.

Item 2 -    Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -    Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Small Cap Index Fund of BlackRock Index Funds, Inc. and Master Small Cap Index Series of Quantitative Master Series LLC


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke
    Chief Executive Officer (principal executive officer) of
    BlackRock Small Cap Index Fund of BlackRock Index Funds, Inc. and Master Small Cap Index Series of Quantitative Master Series LLC

Date: May 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke
    Chief Executive Officer (principal executive officer) of
    BlackRock Small Cap Index Fund of BlackRock Index Funds, Inc. and Master Small Cap Index Series of Quantitative Master Series LLC

Date: May 22, 2008


By: /s/ Neal J. Andrews
    -------------------
    Neal J. Andrews
    Chief Financial Officer (principal financial officer) of
    BlackRock Small Cap Index Fund of BlackRock Index Funds, Inc. and Master Small Cap Index Series of Quantitative Master Series LLC

Date: May 22, 2008